UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08162

Master Investment Portfolio

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

RL&F Service Corp.

One Rodney Square, 10th Floor

Tenth and King Streets, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-244-1544

Date of fiscal year end: December 31, 2009

Date of reporting period: March 31, 2009

Item 1. Schedules of Investments.

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Unaudited)

March 31, 2009

Security	Shares	Value
COMMON STOCKS—95.33%

AEROSPACE & DEFENSE—2.29%
Boeing Co. (The)	12,057	$428,988
General Dynamics Corp.(a)	104,472	4,344,990
Goodrich Corp.(a)	31,024	1,175,499
L-3 Communications Holdings Inc.	9,875	669,525
Lockheed Martin Corp.	82,123	5,668,951
Northrop Grumman Corp.(a)	166,107	7,248,909
Raytheon Co.	102,328	3,984,652
United Technologies Corp.(a)	84,385	3,626,867

		27,148,381
AGRICULTURE—2.31%
Altria Group Inc.(a)	317,341	5,083,803
Archer-Daniels-Midland Co.(a)	75,276	2,091,167
Lorillard Inc.	4,282	264,371
Monsanto Co.	76,010	6,316,431
Philip Morris International Inc.(a)	364,499	12,968,874
Reynolds American Inc.(a)	17,076	612,004

		27,336,650
AIRLINES—0.03%
AMR Corp.(a) (b)	47,473	151,439
Continental Airlines Inc. Class B(a)(b)	3,804	33,513
Southwest Airlines Co.	35,792	226,563

		411,515
APPAREL—0.25%
Coach Inc.(b)	37,756	630,525
Jones Apparel Group Inc.	12,928	54,556
Liz Claiborne Inc.(a)	7,657	18,913
Nike Inc. Class B(a)	47,882	2,245,187
Phillips-Van Heusen Corp.	1,320	29,938
Polo Ralph Lauren Corp.	676	28,561

		3,007,680
AUTO MANUFACTURERS—0.04%
Ford Motor Co.(a)(b)	169,649	446,177

		446,177
AUTO PARTS & EQUIPMENT—0.13%
Autoliv Inc.(a)	33,672	625,289
Johnson Controls Inc.(a)	36,021	432,252
TRW Automotive Holdings Corp.(b)	9,671	31,141
WABCO Holdings Inc.	36,029	443,517

		1,532,199
BANKS—3.42%
Bank of America Corp.	1,086,587	7,410,523
Bank of New York Mellon Corp. (The)	176,950	4,998,837
BB&T Corp.(a)	34,835	589,408
Colonial BancGroup Inc. (The)(a)	18,086	16,277
Fifth Third Bancorp	71,566	208,973
Huntington Bancshares Inc.(a)	62,667	104,027
KeyCorp(a)	107,179	843,499
Northern Trust Corp.	50,849	3,041,787

PNC Financial Services Group Inc. (The)	126,680	3,710,457
Regions Financial Corp.(a)	104,939	447,040
State Street Corp.	112,176	3,452,777
SunTrust Banks Inc.(a)	26,956	316,463
U.S. Bancorp(a)	239,011	3,491,951
Wells Fargo & Co.	811,487	11,555,575
Zions Bancorporation	31,539	310,028

		40,497,622
BEVERAGES—3.02%
Coca-Cola Co. (The)	346,501	15,228,719
Coca-Cola Enterprises Inc.(a)	110,935	1,463,233
Hansen Natural Corp.(a)(b)	14,943	537,948
Pepsi Bottling Group Inc.(a)	45,106	998,647
PepsiAmericas Inc.(a)	109,504	1,888,944
PepsiCo Inc.	302,160	15,555,197

		35,672,688
BIOTECHNOLOGY—1.76%
Amgen Inc.(b)	281,338	13,931,858
Biogen Idec Inc.(a)(b)	39,710	2,081,598
Celgene Corp.(b)	63,179	2,805,148
Genzyme Corp.(b)	32,842	1,950,486

		20,769,090
BUILDING MATERIALS—0.24%
Lennox International Inc.(a)	39,842	1,054,219
Masco Corp.(a)	251,744	1,757,173

		2,811,392
CHEMICALS—1.01%
Airgas Inc.(a)	19,236	650,369
CF Industries Holdings Inc.	20,909	1,487,257
Cytec Industries Inc.(a)	76,574	1,150,141
Dow Chemical Co. (The)(a)	176,374	1,486,833
E.I. du Pont de Nemours and Co.	44,665	997,369
Eastman Chemical Co.	4,809	128,881
Lubrizol Corp.(a)	108,456	3,688,589
Mosaic Co. (The)	39,310	1,650,234
Praxair Inc.	3,444	231,747
Terra Industries Inc.(a)	18,393	516,659

		11,988,079
COAL—0.05%
Massey Energy Co.(a)	56,992	576,759
Peabody Energy Corp.	1,094	27,394

		604,153
COMMERCIAL SERVICES—1.10%
Accenture Ltd.(a)	144,623	3,975,686
Apollo Group Inc. Class A(b)	33,440	2,619,355
Deluxe Corp.	4,484	43,181

ITT Educational Services Inc.(a)(b)	8,256	1,002,444
Lender Processing Services Inc.(a)	6,934	212,250
Manpower Inc.(a)	50,128	1,580,536
McKesson Corp.	94,756	3,320,250
R.R. Donnelley & Sons Co.	24,602	180,333
Strayer Education Inc.(a)	304	54,680
Ticketmaster Entertainment Inc.(b)	11,315	41,752
Tree.com Inc.(b)	2,256	10,423

		13,040,890
COMPUTERS—4.96%
Affiliated Computer Services Inc. Class A(b)	24,057	1,152,090
Apple Inc.(b)	137,584	14,462,830
Cognizant Technology Solutions Corp. Class A(b)	3,639	75,655
Computer Sciences Corp.(a)(b)	32,191	1,185,916
Dell Inc.(b)	313,463	2,971,629
Hewlett-Packard Co.	375,762	12,046,930
International Business Machines Corp.	202,134	19,584,763
Lexmark International Inc. Class A(a)(b)	68,074	1,148,408
Palm Inc.(b)	4,751	40,954
Seagate Technology	263,885	1,585,949
Sun Microsystems Inc.(a)(b)	157,224	1,150,880
Teradata Corp.(a)(b)	128,321	2,081,367
Western Digital Corp.(a)(b)	58,803	1,137,250

		58,624,621
COSMETICS & PERSONAL CARE—2.58%
Colgate-Palmolive Co.	51,086	3,013,052
Procter & Gamble Co. (The)	584,404	27,519,584

		30,532,636
DISTRIBUTION & WHOLESALE—0.47%
Genuine Parts Co.(a)	15,436	460,919
W.W. Grainger Inc.(a)	72,907	5,116,613

		5,577,532
DIVERSIFIED FINANCIAL SERVICES—4.09%
Affiliated Managers Group Inc.(b)	47,991	2,001,705
American Express Co.	133,391	1,818,119
AmeriCredit Corp.(b)	19,539	114,499
Ameriprise Financial Inc.(a)	19,093	391,216
Capital One Financial Corp.	62,306	762,625
Charles Schwab Corp. (The)	21,364	331,142
CIT Group Inc.	85,832	244,621
Citigroup Inc.(a)	1,282,584	3,244,938
CME Group Inc.(a)	19,536	4,813,475
Goldman Sachs Group Inc. (The)	79,103	8,386,500
IntercontinentalExchange Inc.(b)	7,918	589,653
Invesco Ltd.	101,329	1,404,420
Jefferies Group Inc.(a)	20,872	288,034
JPMorgan Chase & Co.(a)	640,847	17,033,713
Legg Mason Inc.	26,327	418,599
MF Global Ltd.(b)	7,755	32,804
Morgan Stanley	138,660	3,157,288
NASDAQ OMX Group Inc. (The)(b)	84,789	1,660,169
NYSE Euronext Inc.(a)	59,885	1,071,941
Raymond James Financial Inc.(a)	1,040	20,488
SLM Corp.(b)	129,245	639,763

		48,425,712

ELECTRIC—3.97%
AES Corp. (The)(a)(b)	276,234	1,604,920
Allegheny Energy Inc.(a)	32,111	744,012
American Electric Power Co. Inc.(a)	84,596	2,136,895
Consolidated Edison Inc.	2,060	81,597
Constellation Energy Group Inc.(a)	28,149	581,558
Dominion Resources Inc.	4,900	151,851
Duke Energy Corp.	125,207	1,792,964
Edison International(a)	259,078	7,464,037
Entergy Corp.	89,364	6,084,795
Exelon Corp.(a)	141,514	6,423,320
FirstEnergy Corp.	216,404	8,353,194
FPL Group Inc.	19,665	997,605
Integrys Energy Group Inc.(a)	1,070	27,863
MDU Resources Group Inc.(a)	33,381	538,769
NV Energy Inc.	22,758	213,698
Pepco Holdings Inc.(a)	112,816	1,407,944
PG&E Corp.(a)	38,432	1,468,871
Pinnacle West Capital Corp.(a)	34,763	923,305
Progress Energy Inc.(a)	1,448	52,504
Public Service Enterprise Group Inc.(a)	115,012	3,389,404
Southern Co.	67,244	2,059,011
Xcel Energy Inc.(a)	22,387	417,070

		46,915,187
ELECTRICAL COMPONENTS & EQUIPMENT—0.49%
Emerson Electric Co.	201,960	5,772,017

		5,772,017
ELECTRONICS—0.64%
Agilent Technologies Inc.(a)(b)	281,700	4,329,729
Flextronics International Ltd.(a)(b)	95,700	276,573
Jabil Circuit Inc.	147,566	820,467
Mettler-Toledo International Inc.(a)(b)	1,748	89,725
Thermo Fisher Scientific Inc.(b)	55,974	1,996,593

		7,513,087
ENGINEERING & CONSTRUCTION—0.25%
Fluor Corp.(a)	65,711	2,270,315
McDermott International Inc.(a)(b)	51,587	690,750

		2,961,065
ENTERTAINMENT—0.04%
International Game Technology(a)	43,881	404,583
International Speedway Corp. Class A(a)	1,848	40,767

		445,350
ENVIRONMENTAL CONTROL—0.30%
Republic Services Inc.	76,799	1,317,103
Waste Management Inc.(a)	89,107	2,281,139

		3,598,242
FOOD—2.40%
ConAgra Foods Inc.(a)	37,690	635,830
Dean Foods Co.(a)(b)	10,249	185,302
Flowers Foods Inc.(a)	27,925	655,679
General Mills Inc.(a)	174,595	8,708,799
Hershey Co. (The)	10,336	359,176
Kellogg Co.(a)	17,524	641,904
Kraft Foods Inc. Class A(a)	173,457	3,866,357
Kroger Co. (The)	245,158	5,202,253
Safeway Inc.(a)	85,712	1,730,525
Sara Lee Corp.(a)	252,090	2,036,887

SUPERVALU Inc.(a)	73,103	1,043,911
Sysco Corp.(a)	128,887	2,938,624
Tyson Foods Inc. Class A(a)	36,205	339,965

		28,345,212
FOREST PRODUCTS & PAPER—0.15%
International Paper Co.(a)	147,774	1,040,329
MeadWestvaco Corp.(a)	58,927	706,535
Potlatch Corp.(a)	2,182	50,601

		1,797,465
GAS—0.33%
Atmos Energy Corp.	1,164	26,912
Energen Corp.(a)	45,291	1,319,327
Sempra Energy	8,963	414,449
UGI Corp.	92,398	2,181,517

		3,942,205
HAND & MACHINE TOOLS—0.02%
Black & Decker Corp. (The)(a)	6,021	190,023
Snap-On Inc.	1,428	35,843

		225,866
HEALTH CARE - PRODUCTS—4.51%
Alcon Inc.	36,298	3,299,851
Baxter International Inc.	204,101	10,454,053
Becton, Dickinson and Co.(a)	59,076	3,972,270
C.R. Bard Inc.	5,748	458,231
Covidien Ltd.	166,899	5,547,723
Inverness Medical Innovations Inc.(b)	1,480	39,412
Johnson & Johnson	367,269	19,318,349
Medtronic Inc.	229,843	6,773,473
St. Jude Medical Inc.(b)	93,409	3,393,549
Zimmer Holdings Inc.(b)	1,800	65,700

		53,322,611
HEALTH CARE - SERVICES—0.84%
Coventry Health Care Inc.(b)	25,231	326,489
Health Net Inc.(b)	49,335	714,371
Humana Inc.(a)(b)	99,581	2,597,072
UnitedHealth Group Inc.	129,038	2,700,765
Universal Health Services Inc. Class B	19,804	759,285
WellPoint Inc.(a)(b)	73,661	2,796,908

		9,894,890
HOME BUILDERS—0.27%
Centex Corp.(a)	70,088	525,660
D.R. Horton Inc.(a)	66,065	640,830
Lennar Corp. Class A(a)	52,205	392,060
NVR Inc.(a)(b)	3,862	1,651,970

		3,210,520
HOME FURNISHINGS—0.14%
Harman International Industries Inc.(a)	4,861	65,769
Whirlpool Corp.(a)	53,155	1,572,856

		1,638,625

HOUSEHOLD PRODUCTS & WARES—0.62%
Clorox Co. (The)(a)	86,501	4,453,071
Kimberly-Clark Corp.(a)	62,956	2,902,901

		7,355,972
HOUSEWARES—0.02%
Newell Rubbermaid Inc.(a)	34,888	222,585

		222,585
INSURANCE—1.89%
Aflac Inc.	23,708	458,987
Allstate Corp. (The)	143,217	2,742,606
American International Group Inc.(a)	298,030	298,030
Aon Corp.(a)	44,473	1,815,388
Assurant Inc.	1,913	41,665
Axis Capital Holdings Ltd.	14,332	323,043
Chubb Corp.	51,988	2,200,132
First American Corp.	2,568	68,078
Genworth Financial Inc. Class A	10,675	20,282
Hartford Financial Services Group Inc. (The)	22,133	173,744
Marsh & McLennan Companies Inc.(a)	140,130	2,837,632
MetLife Inc.(a)	88,877	2,023,729
Old Republic International Corp.	8,762	94,805
Principal Financial Group Inc.(a)	34,636	283,322
Progressive Corp. (The)(a)(b)	114,297	1,536,152
Protective Life Corp.(a)	4,501	23,630
Prudential Financial Inc.(a)	33,450	636,219
Travelers Companies Inc. (The)	146,858	5,968,309
Unum Group	27,690	346,125
W.R. Berkley Corp.	3,615	81,518
XL Capital Ltd. Class A	76,414	417,220

		22,390,616
INTERNET—2.16%
Akamai Technologies Inc.(a)(b)	22,635	439,119
eBay Inc.(a)(b)	311,744	3,915,505
Google Inc. Class A(a)(b)	50,293	17,504,982
Netflix Inc.(b)	4,711	202,196
Priceline.com Inc.(a)(b)	6,633	522,548
Symantec Corp.(a)(b)	201,344	3,008,079

		25,592,429
INVESTMENT COMPANIES—0.00%
American Capital Ltd.(a)	30,769	57,538

		57,538
IRON & STEEL—0.28%
AK Steel Holding Corp.(a)	23,060	164,187
Nucor Corp.(a)	74,369	2,838,665
United States Steel Corp.(a)	16,407	346,680

		3,349,532
LEISURE TIME—0.17%
Carnival Corp.(a)	95,482	2,062,411

		2,062,411
LODGING—0.26%
Choice Hotels International Inc.(a)	93,526	2,414,841
Marriott International Inc. Class A(a)	11,161	182,594
Wyndham Worldwide Corp.	114,131	479,350

		3,076,785

MACHINERY—0.22%
AGCO Corp.(a)(b)	31,355	614,558
Cummins Inc.(a)	41,665	1,060,374
Flowserve Corp.	3,389	190,191
Gardner Denver Inc.(b)	8,942	194,399
Manitowoc Co. Inc. (The)(a)	82,300	269,121
Terex Corp.(a)(b)	25,955	240,084

		2,568,727
MANUFACTURING—2.69%
Brink's Co. (The)	1,012	26,778
Cooper Industries Ltd. Class A(a)	14,647	378,771
Dover Corp.(a)	161,787	4,267,941
Eaton Corp.	10,796	397,941
General Electric Co.	1,446,728	14,626,420
Honeywell International Inc.	125,414	3,494,034
Illinois Tool Works Inc.	16,621	512,758
ITT Corp.	22,115	850,764
Parker Hannifin Corp.(a)	36,677	1,246,284
3M Co.	91,954	4,571,954
Tyco International Ltd.	72,022	1,408,750

		31,782,395
MEDIA—1.94%
CBS Corp. Class B(a)	475,094	1,824,361
Comcast Corp. Class A(a)	317,069	4,324,821
DIRECTV Group Inc. (The)(a)(b)	110,121	2,509,658
Dish Network Corp. Class A(a)(b)	45,836	509,238
Gannett Co. Inc.(a)	121,789	267,936
McGraw-Hill Companies Inc. (The)	45,745	1,046,188
News Corp. Class A	62,072	410,917
Time Warner Cable Inc.	61,391	1,522,497
Time Warner Inc.(a)	244,579	4,720,375
Viacom Inc. Class B(a)(b)	124,115	2,157,119
Walt Disney Co. (The)(a)	202,017	3,668,629

		22,961,739
METAL FABRICATE & HARDWARE—0.07%
Timken Co. (The)(a)	56,803	792,970

		792,970
MINING—0.60%
Alcoa Inc.	4,491	32,964
Century Aluminum Co.(a)(b)	14,644	30,899
Freeport-McMoRan Copper & Gold Inc.(a)	70,608	2,690,871
Newmont Mining Corp.(a)	90,473	4,049,571
Vulcan Materials Co.	7,626	337,756

		7,142,061
OIL & GAS—11.00%
Anadarko Petroleum Corp.	24,336	946,427
Apache Corp.	66,369	4,253,589
Chesapeake Energy Corp.(a)	61,276	1,045,369
Chevron Corp.(a)	330,243	22,205,539
Cimarex Energy Co.(a)	25,653	471,502
Comstock Resources Inc.(b)	2,271	67,676
ConocoPhillips	427,412	16,737,454
Devon Energy Corp.	67,150	3,000,934
ENSCO International Inc.(a)	109,362	2,887,157
EOG Resources Inc.(a)	51,898	2,841,934
Exxon Mobil Corp.	822,071	55,983,035
Marathon Oil Corp.	39,813	1,046,684
Noble Corp.(a)	123,046	2,964,178

Noble Energy Inc.(a)	106,885	5,758,964
Occidental Petroleum Corp.(a)	88,442	4,921,797
Sunoco Inc.	1,974	52,272
Tesoro Corp.(a)	13,367	180,053
Ultra Petroleum Corp.(b)	44,130	1,583,826
Valero Energy Corp.(a)	167,882	3,005,088
XTO Energy Inc.	4,506	137,974

		130,091,452
OIL & GAS SERVICES—0.81%
Baker Hughes Inc.(a)	101,656	2,902,279
BJ Services Co.(a)	8,157	81,162
Halliburton Co.	176,350	2,728,135
National Oilwell Varco Inc.(b)	16,322	468,605
Oil States International Inc.(b)	5,153	69,153
Schlumberger Ltd.(a)	49,898	2,026,857
Superior Energy Services Inc.(a)(b)	98,727	1,272,591

		9,548,782
PACKAGING & CONTAINERS—0.17%
Owens-Illinois Inc.(a)(b)	26,492	382,544
Packaging Corp. of America	5,157	67,144
Pactiv Corp.(b)	16,532	241,202
Sonoco Products Co.(a)	62,680	1,315,026

		2,005,916
PHARMACEUTICALS—7.47%
Abbott Laboratories	158,034	7,538,222
AmerisourceBergen Corp.	7,048	230,188
Bristol-Myers Squibb Co.(a)	518,675	11,369,356
Cardinal Health Inc.	8,634	271,798
Cephalon Inc.(a)(b)	39,247	2,672,721
Eli Lilly and Co.(a)	264,677	8,842,859
Express Scripts Inc.(a)(b)	72,270	3,336,706
Forest Laboratories Inc.(b)	228,116	5,009,427
Gilead Sciences Inc.(b)	135,802	6,290,349
Hospira Inc.(b)	2,884	89,000
King Pharmaceuticals Inc.(b)	114,363	808,546
Medco Health Solutions Inc.(a)(b)	188,479	7,791,722
Merck & Co. Inc.(a)	256,950	6,873,413
Pfizer Inc.(a)	1,162,305	15,830,594
Schering-Plough Corp.	92,099	2,168,931
Wyeth	215,957	9,294,789

		88,418,621
PIPELINES—0.41%
Questar Corp.(a)	73,463	2,162,016
Williams Companies Inc. (The)(a)	231,519	2,634,686

		4,796,702
REAL ESTATE—0.05%
CB Richard Ellis Group Inc. Class A(b)	6,812	27,452
Forest City Enterprises Inc. Class A(a)	3,111	11,200
Jones Lang LaSalle Inc.(a)	26,288	611,459

		650,111
REAL ESTATE INVESTMENT TRUSTS—0.91%
Apartment Investment and Management Co. Class A(a)	18,972	103,967
AvalonBay Communities Inc.(a)	12,906	607,356
Boston Properties Inc.(a)	2,442	85,543
Brandywine Realty Trust	13,126	37,409
Camden Property Trust(a)	11,560	249,465
CBL & Associates Properties Inc.(a)	3,094	7,302

Developers Diversified Realty Corp.(a)	18,174	38,711
Equity Residential(a)	31,332	574,942
Essex Property Trust Inc.(a)	3,602	206,539
Federal Realty Investment Trust(a)	3,754	172,684
HCP Inc.	31,170	556,385
Health Care REIT Inc.(a)	20,027	612,626
Hospitality Properties Trust(a)	32,272	387,264
Host Hotels & Resorts Inc.(a)	355,516	1,393,623
Kimco Realty Corp.	5,190	39,548
Macerich Co. (The)(a)	27,363	171,292
Nationwide Health Properties Inc.	1,091	24,209
ProLogis(a)	42,186	274,209
Public Storage(a)	50,229	2,775,152
Simon Property Group Inc.(a)	44,451	1,539,783
SL Green Realty Corp.(a)	7,541	81,443
Taubman Centers Inc.(a)	3,533	60,202
Ventas Inc.(a)	14,619	330,536
Vornado Realty Trust(a)	11,541	383,623

		10,713,813
RETAIL—5.74%
Abercrombie & Fitch Co. Class A(a)	27,675	658,665
AutoZone Inc.(a)(b)	4,648	755,858
Barnes & Noble Inc.	27,404	585,898
Best Buy Co. Inc.	27,251	1,034,448
Big Lots Inc.(a)(b)	139,365	2,896,005
BJ’s Wholesale Club Inc.(a)(b)	67,786	2,168,474
CVS Caremark Corp.	208,121	5,721,246
Dollar Tree Inc.(a)(b)	63,109	2,811,506
Family Dollar Stores Inc.(a)	36,955	1,233,188
Gap Inc. (The)(a)	325,026	4,222,088
Home Depot Inc.(a)	305,248	7,191,643
HSN Inc.(b)	14,858	76,370
Kohl’s Corp.(a)(b)	1,164	49,260
Lowe’s Companies Inc.(a)	46,028	840,011
Macy’s Inc.	4,982	44,340
McDonald’s Corp.	207,326	11,313,780
Office Depot Inc.(b)	144,960	189,898
OfficeMax Inc.	16,385	51,121
Penske Automotive Group Inc.(a)	46,873	437,325
RadioShack Corp.(a)	138,907	1,190,433
Ross Stores Inc.(a)	1,594	57,193
Sears Holdings Corp.(b)	442	20,204
Starbucks Corp.(a)(b)	107,561	1,195,003
Target Corp.	50,957	1,752,411
TJX Companies Inc. (The)(a)	145,510	3,730,876
Walgreen Co.	31,307	812,730
Wal-Mart Stores Inc.	299,396	15,598,532
Yum! Brands Inc.(a)	44,695	1,228,219

		67,866,725
SAVINGS & LOANS—0.36%
New York Community Bancorp Inc.(a)	129,616	1,447,811
People’s United Financial Inc.(a)	157,278	2,826,286

		4,274,097
SEMICONDUCTORS—2.64%
Altera Corp.(a)	50,485	886,012
Analog Devices Inc.(a)	12,860	247,812
Atmel Corp.(b)	27,048	98,184
Broadcom Corp. Class A(a)(b)	83,160	1,661,537
Integrated Device Technology Inc.(a)(b)	115,048	523,468
Intel Corp.(a)	1,350,088	20,318,824

Linear Technology Corp.	7,665	176,142
LSI Corp.(a)(b)	547,697	1,664,999
MEMC Electronic Materials Inc.(a)(b)	54,479	898,359
Micron Technology Inc.(a)(b)	28,243	114,667
NVIDIA Corp.(a)(b)	59,589	587,548
QLogic Corp.(a)(b)	30,088	334,579
Teradyne Inc.(b)	25,230	110,507
Texas Instruments Inc.	213,158	3,519,239
Xilinx Inc.(a)	5,316	101,855

		31,243,732
SOFTWARE—4.25%
Adobe Systems Inc.(a)(b)	285,426	6,105,262
Autodesk Inc.(b)	104,979	1,764,697
BMC Software Inc.(a)(b)	15,949	526,317
CA Inc.(a)	73,641	1,296,818
Dun & Bradstreet Corp. (The)(a)	19,100	1,470,700
IMS Health Inc.(a)	229,443	2,861,154
Microsoft Corp.(a)	1,506,185	27,668,618
Oracle Corp.(b)	472,602	8,539,918

		50,233,484
TELECOMMUNICATIONS—6.14%
ADTRAN Inc.(a)	23,042	373,511
American Tower Corp. Class A(b)	5,403	164,413
AT&T Inc.	1,028,740	25,924,248
Ciena Corp.(a)(b)	21,748	169,199
Cisco Systems Inc.(a)(b)	1,050,621	17,618,914
CommScope Inc.(a)(b)	13,114	148,975
Embarq Corp.(a)	64,721	2,449,690
Harris Corp.(a)	28,241	817,295
Juniper Networks Inc.(a)(b)	32,627	491,363
Millicom International Cellular SA	7,587	281,022
Motorola Inc.(a)	440,117	1,861,695
QUALCOMM Inc.	155,881	6,065,330
Sprint Nextel Corp.(a)(b)	894,329	3,192,755
Tellabs Inc.(a)(b)	106,566	488,072
United States Cellular Corp.(b)	3,712	123,758
Verizon Communications Inc.	413,560	12,489,512

		72,659,752
TOYS, GAMES & HOBBIES—0.29%
Hasbro Inc.(a)	135,107	3,387,132
Mattel Inc.	2,263	26,092

		3,413,224
TRANSPORTATION—2.07%
Burlington Northern Santa Fe Corp.	31,189	1,876,018
CSX Corp.	69,932	1,807,742
FedEx Corp.(a)	108,272	4,817,021
Kirby Corp.(a)(b)	39,543	1,053,426
Landstar System Inc.(a)	10,977	367,400
Norfolk Southern Corp.	117,980	3,981,825
Union Pacific Corp.(a)	128,009	5,262,450
United Parcel Service Inc. Class B	106,462	5,240,060
UTi Worldwide Inc.	8,938	106,809

		24,512,751
TOTAL COMMON STOCKS
(Cost: $1,512,492,835)		1,127,794,281

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—18.39%

MONEY MARKET FUNDS—18.06%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(c)(d)(e)	187,501,065	187,501,065
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(c)(d)(e)	26,088,104	26,088,104

		213,589,169
U.S. TREASURY OBLIGATIONS—0.33%
U.S. Treasury Bills
0.14%, 06/18/09(f)(g)	$300,000	299,896
0.17%, 06/25/09(f)(g)	3,650,000	3,648,620

		3,948,516

TOTAL SHORT-TERM INVESTMENTS
(Cost: $217,537,300)		217,537,685

TOTAL INVESTMENTS IN SECURITIES—113.72%
(Cost: $1,730,030,135)		1,345,331,966
Other Assets, Less Liabilities—(13.72)%		(162,268,741)

NET ASSETS—100.00%		$1,183,063,225

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of futures contracts. See Note 1.

As of March 31, 2009, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (June 2009)	651	$25,870,740	$1,072,090

		$25,870,740	$1,072,090

See accompanying notes to schedules of investments.

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited)

March 31, 2009

Security	Principal	Value
CORPORATE BONDS & NOTES—19.40%

AEROSPACE & DEFENSE—0.22%
Boeing Co. (The)
6.13%, 02/15/33	$100,000	$96,412
Lockheed Martin Corp.
6.15%, 09/01/36	100,000	101,055
United Technologies Corp.
6.10%, 05/15/12	100,000	107,223

		304,690
AGRICULTURE—0.37%
Altria Group Inc.
9.25%, 08/06/19	250,000	267,298
Philip Morris International Inc.
5.65%, 05/16/18	250,000	248,401

		515,699
BANKS—3.16%
Abbey National PLC
7.95%, 10/26/29	100,000	86,735
American Express Centurion Bank
5.20%, 11/26/10(a)	200,000	191,852
Bank of America Corp.
3.13%, 06/15/12	1,000,000	1,034,547
5.49%, 03/15/19	200,000	118,190
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	250,000	255,172
Deutsche Bank AG London
5.38%, 10/12/12	100,000	101,429
HSBC Holdings PLC
5.25%, 12/12/12	300,000	295,114
KfW
0.00%, 04/18/36	250,000	69,691
3.25%, 02/15/11	400,000	413,748
3.25%, 03/15/13	250,000	254,477
4.50%, 07/16/18	250,000	261,857
NationsBank Corp.
7.75%, 08/15/15	250,000	202,234
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	250,000	157,854
Sanwa Bank Ltd.
7.40%, 06/15/11	200,000	196,493
Swiss Bank Corp.
7.00%, 10/15/15	150,000	142,582
US Bank N.A.
6.38%, 08/01/11	250,000	262,557
Wachovia Bank N.A.
6.60%, 01/15/38	50,000	39,543
Wachovia Corp.
5.50%, 08/01/35	150,000	89,771
Wells Fargo Bank N.A.
7.55%, 06/21/10	250,000	251,829

		4,425,675
BEVERAGES—0.33%

Anheuser-Busch Companies Inc.
6.45%, 09/01/37	100,000	82,990
Bottling Group LLC
4.63%, 11/15/12	100,000	103,290
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	100,000	116,827
Diageo Capital PLC
5.20%, 01/30/13	150,000	152,388

		455,495
BIOTECHNOLOGY—0.18%
Amgen Inc.
5.70%, 02/01/19	250,000	253,915

		253,915
CHEMICALS—0.14%
Dow Chemical Co. (The)
6.00%, 10/01/12	100,000	85,878
Praxair Inc.
4.63%, 03/30/15	100,000	103,793

		189,671
COMPUTERS—0.24%
Dell Inc.
5.65%, 04/15/18	75,000	70,742
International Business Machines Corp.
4.75%, 11/29/12	250,000	264,977

		335,719
COSMETICS & PERSONAL CARE—0.18%
Procter & Gamble Co. (The)
5.55%, 03/05/37	250,000	254,637

		254,637
DIVERSIFIED FINANCIAL SERVICES—3.64%
American Express Credit Corp. Series BE
7.30%, 08/20/13	100,000	92,825
American General Finance Corp.
6.90%, 12/15/17	200,000	70,097
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	200,000	190,086
Capital One Financial Corp.
6.75%, 09/15/17	100,000	83,433
CIT Group Funding Co. of Canada
4.65%, 07/01/10	250,000	207,524
Citigroup Inc.
5.00%, 09/15/14	177,000	117,333
5.30%, 10/17/12	250,000	220,352
6.50%, 08/19/13	150,000	137,837
6.63%, 06/15/32	100,000	55,640
6.88%, 03/05/38	100,000	87,183
Credit Suisse First Boston USA Inc.
6.50%, 01/15/12	100,000	102,170
Credit Suisse USA Inc.
6.13%, 11/15/11	250,000	254,622
General Electric Capital Corp.
5.63%, 05/01/18	300,000	260,856
5.88%, 01/14/38	100,000	71,429
6.75%, 03/15/32	250,000	202,724
Goldman Sachs Group Inc. (The)
5.95%, 01/18/18	300,000	272,352
6.13%, 02/15/33	200,000	166,564
6.88%, 01/15/11	150,000	151,582

Household Finance Corp.
8.00%, 07/15/10	250,000	235,779
HSBC Finance Corp.
5.50%, 01/19/16	100,000	74,997
International Lease Finance Corp.
5.45%, 03/24/11	250,000	168,400
John Deere Capital Corp.
7.00%, 03/15/12	150,000	159,722
JPMorgan Chase & Co.
5.13%, 09/15/14	250,000	221,171
6.00%, 01/15/18	150,000	151,512
6.40%, 05/15/38	100,000	98,051
JPMorgan Chase Capital XVIII
6.95%, 08/17/36	100,000	67,775
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	200,000	171,611
6.11%, 01/29/37	100,000	49,701
6.15%, 04/25/13	300,000	252,179
Morgan Stanley
4.75%, 04/01/14	200,000	163,515
5.75%, 10/18/16	225,000	204,829
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	200,000	207,770
Rio Tinto Finance USA Ltd.
6.50%, 07/15/18	150,000	131,274

		5,102,895
ELECTRIC—1.74%
Alabama Power Co. Series Q
5.50%, 10/15/17	100,000	102,141
Arizona Public Service Co.
6.50%, 03/01/12	100,000	99,789
Cincinnati Gas & Electric Co.
5.70%, 09/15/12	100,000	102,101
Commonwealth Edison Co.
5.90%, 03/15/36	150,000	122,835
Consolidated Edison Co. of New York Inc.
6.65%, 04/01/19	100,000	103,045
Consumers Energy Co.
5.00%, 02/15/12	150,000	149,288
Florida Power & Light Co.
5.95%, 02/01/38	100,000	101,096
Indiana Michigan Power Co.
6.05%, 03/15/37	100,000	79,543
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	100,000	88,682
Northern States Power Co.
8.00%, 08/28/12	100,000	112,019
Oncor Electric Delivery Co.
6.38%, 05/01/12	150,000	148,335
Ontario Hydro Canada
7.45%, 03/31/13	150,000	172,026
Pacific Gas and Electric Co.
6.05%, 03/01/34	100,000	97,854
Pepco Holdings Inc.
6.45%, 08/15/12	100,000	100,056
Progress Energy Inc.
7.10%, 03/01/11	175,000	181,421
Public Service Electric & Gas Co.
5.13%, 09/01/12	100,000	102,180
San Diego Gas & Electric Co.
6.13%, 09/15/37	100,000	103,503
Southern California Edison Co.

5.00%, 01/15/16	200,000	201,403
Toledo Edison Co.
6.15%, 05/15/37	100,000	70,452
Virginia Electric and Power Co.
4.75%, 03/01/13	200,000	201,924

		2,439,693
ENVIRONMENTAL CONTROL—0.06%
Waste Management Inc.
7.00%, 07/15/28	100,000	88,720

		88,720
FOOD—0.80%
Archer-Daniels-Midland Co.
8.38%, 04/15/17	150,000	174,624
Kellogg Co.
6.60%, 04/01/11	250,000	267,447
Kraft Foods Inc.
5.63%, 11/01/11	150,000	156,158
6.13%, 08/23/18	150,000	150,359
Kroger Co. (The)
6.15%, 01/15/20	100,000	98,904
Unilever Capital Corp.
7.13%, 11/01/10	250,000	268,749

		1,116,241
FOREST PRODUCTS & PAPER—0.10%
International Paper Co.
7.95%, 06/15/18	175,000	133,383

		133,383
HEALTH CARE - PRODUCTS—0.10%
Johnson & Johnson
5.15%, 08/15/12	125,000	137,005

		137,005
HEALTH CARE - SERVICES—0.26%
Aetna Inc.
6.75%, 12/15/37	50,000	41,835
UnitedHealth Group Inc.
6.88%, 02/15/38	100,000	88,706
WellPoint Inc.
5.25%, 01/15/16	250,000	228,114

		358,655
HOUSEHOLD PRODUCTS & WARES—0.15%
Kimberly-Clark Corp.
6.13%, 08/01/17	200,000	215,298

		215,298
INSURANCE—0.43%
American International Group Inc.
8.25%, 08/15/18(b)	100,000	42,790
Berkshire Hathaway Finance Corp.
5.10%, 07/15/14(a)	100,000	103,647
Hartford Financial Services Group Inc.
6.10%, 10/01/41	100,000	50,635
ING Capital Funding Trust III
8.44%, 12/31/10	100,000	29,165
MetLife Inc.
5.38%, 12/15/12	200,000	188,874
5.70%, 06/15/35	100,000	69,082
Prudential Financial Inc. Series S

6.63%, 12/01/37	50,000	27,060
Travelers Property Casualty Corp.
6.38%, 03/15/33	100,000	93,228

		604,481
MACHINERY—0.17%
Caterpillar Inc.
5.70%, 08/15/16	250,000	243,264

		243,264
MANUFACTURING—0.45%
General Electric Co.
5.00%, 02/01/13	100,000	100,011
5.25%, 12/06/17	100,000	92,481
Honeywell International Inc.
5.30%, 03/01/18	100,000	102,204
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	150,000	140,031
Tyco International Group SA
6.38%, 10/15/11	200,000	202,630

		637,357
MEDIA—1.04%
Comcast Corp.
6.45%, 03/15/37	100,000	87,365
Cox Communications Inc.
5.50%, 10/01/15	100,000	88,611
News America Inc.
6.20%, 12/15/34	100,000	71,936
TCI Communications Inc.
8.75%, 08/01/15	200,000	215,771
Time Warner Cable Inc.
6.55%, 05/01/37	100,000	84,160
7.50%, 04/01/14	200,000	203,918
Time Warner Inc.
6.88%, 05/01/12	350,000	356,230
Viacom Inc.
5.63%, 08/15/12	200,000	172,037
6.88%, 04/30/36	100,000	72,961
Walt Disney Co. (The)
6.38%, 03/01/12	100,000	108,077

		1,461,066
MINING—0.29%
Alcan Inc.
4.88%, 09/15/12	150,000	133,589
Alcoa Inc.
5.90%, 02/01/27	150,000	84,044
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	100,000	97,623
Vale Overseas Ltd.
6.88%, 11/21/36	100,000	86,354

		401,610
MULTI-NATIONAL—0.36%
European Investment Bank
4.88%, 02/16/16	250,000	271,837
5.13%, 09/13/16	225,000	238,684

		510,521
OIL & GAS—1.04%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100,000	89,049

Anadarko Petroleum Corp.
6.45%, 09/15/36	100,000	69,897
Apache Corp.
6.00%, 01/15/37	100,000	96,457
Burlington Resources Finance Co.
7.20%, 08/15/31	100,000	99,548
Canadian Natural Resources Ltd.
5.70%, 05/15/17	250,000	222,900
Devon Financing Corp. ULC
6.88%, 09/30/11	250,000	261,449
Enterprise Products Operating LP
5.60%, 10/15/14	200,000	184,934
Marathon Oil Corp.
6.13%, 03/15/12	150,000	151,589
Suncor Energy Inc.
6.50%, 06/15/38	100,000	72,221
Transocean Inc.
5.25%, 03/15/13	100,000	100,251
XTO Energy Inc.
6.25%, 04/15/13	100,000	103,297

		1,451,592
PHARMACEUTICALS—0.78%
Abbott Laboratories
5.60%, 11/30/17	150,000	158,518
AstraZeneca PLC
5.90%, 09/15/17	200,000	211,767
Eli Lilly and Co.
5.50%, 03/15/27	50,000	47,689
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	250,000	252,465
Merck & Co. Inc.
5.95%, 12/01/28	100,000	98,094
Pharmacia Corp.
6.50%, 12/01/18	150,000	162,163
Wyeth
5.50%, 03/15/13	150,000	156,172

		1,086,868
PIPELINES—0.22%
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	100,000	80,104
Tennessee Gas Pipeline Co.
7.50%, 04/01/17	100,000	96,314
TransCanada PipeLines Ltd.
6.20%, 10/15/37	50,000	42,341
Williams Companies Inc. (The)
7.63%, 07/15/19	100,000	93,500

		312,259
REAL ESTATE INVESTMENT TRUSTS—0.28%
Boston Properties LP
6.25%, 01/15/13	200,000	167,882
Health Care Property Investors Inc.
6.00%, 01/30/17	100,000	67,292
Simon Property Group LP
5.63%, 08/15/14	200,000	160,398

		395,572
RETAIL—0.40%
Home Depot Inc.
5.88%, 12/16/36	100,000	70,818
J.C. Penney Co. Inc.

6.38%, 10/15/36	50,000	31,258
May Department Stores Co. (The)
6.65%, 07/15/24	125,000	67,265
McDonald's Corp.
5.35%, 03/01/18	100,000	105,503
Target Corp.
6.50%, 10/15/37	100,000	88,613
Wal-Mart Stores Inc.
5.25%, 09/01/35	100,000	89,874
6.20%, 04/15/38	100,000	101,077

		554,408
SOFTWARE—0.11%
Oracle Corp.
5.75%, 04/15/18	150,000	156,543

		156,543
TELECOMMUNICATIONS—1.82%
AT&T Wireless Services Inc.
7.88%, 03/01/11	250,000	267,126
BellSouth Corp.
6.88%, 10/15/31	150,000	142,680
British Telecom PLC
8.63%, 12/15/10	250,000	260,182
Cisco Systems Inc.
4.95%, 02/15/19	250,000	245,966
Deutsche Telekom International Finance AG
8.75%, 06/15/30	100,000	106,831
Embarq Corp.
7.08%, 06/01/16	100,000	90,000
France Telecom SA
7.75%, 03/01/11	150,000	160,649
Motorola Inc.
7.63%, 11/15/10	16,000	15,204
SBC Communications Inc.
5.10%, 09/15/14	300,000	301,010
Telecom Italia Capital SA
5.25%, 11/15/13	150,000	134,705
Telefonica Europe BV
8.25%, 09/15/30(a)	50,000	54,990
Verizon Global Funding Corp.
7.75%, 12/01/30	250,000	254,716
Verizon Pennsylvania Inc.
5.65%, 11/15/11	150,000	153,989
Verizon Wireless Capital LLC
5.55%, 02/01/14(b)	250,000	250,209
Vodafone Group PLC
7.88%, 02/15/30	100,000	109,863

		2,548,120
TRANSPORTATION—0.34%
Burlington Northern Santa Fe Corp.
7.13%, 12/15/10	250,000	261,793
Norfolk Southern Corp.
7.70%, 05/15/17(a)	150,000	167,317
Union Pacific Corp.
6.15%, 05/01/37	50,000	46,716

		475,826

TOTAL CORPORATE BONDS & NOTES
(Cost: $29,354,607)		27,166,878

Security	Principal	Value
ASSET-BACKED SECURITIES—0.76%
Citibank Credit Card Issuance Trust Series 2008-A1 Class A1
5.35%, 02/07/20	170,000	157,196
Connecticut RRB Special Purpose Trust CL&P Series 2001-1 Class A5
6.21%, 12/30/11	874,422	906,813

TOTAL ASSET-BACKED SECURITIES
(Cost: $1,054,790)		1,064,009

Security	Principal	Value
COLLATERALIZED MORTGAGE OBLIGATIONS—3.14%

MORTGAGE-BACKED SECURITIES—3.14%
Credit Suisse First Boston Mortgage Securities Corp. Series 1999-C1 Class A2
7.29%, 09/15/41	340,766	342,745
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A2
5.42%, 05/15/36	1,000,000	807,147
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4
5.44%, 03/10/39	700,000	504,256
JPMorgan Chase Commercial Mortgage Finance Corp. Series 2000-C10 Class A2
7.37%, 08/15/32	691,241	697,407
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-C3 Class A5
4.88%, 01/15/42	500,000	391,857
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-CB11 Class A2
5.02%, 08/12/37	210,000	199,079
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A4
4.37%, 03/15/36	500,000	389,313
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AM
5.90%, 06/15/38	600,000	295,708
Morgan Stanley Capital I Series 2006-HQ8 Class A4
5.39%, 03/12/44	1,000,000	766,905

		4,394,417

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $5,625,794)		4,394,417

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES(c)—1.76%
Brazil (Federative Republic of)
7.13%, 01/20/37(a)	200,000	200,500
8.00%, 01/15/18	250,000	272,750
British Columbia (Province of)
6.50%, 01/15/26	100,000	123,108
Finland (Republic of)
6.95%, 02/15/26	100,000	132,844
Hydro-Quebec
6.30%, 05/11/11	150,000	161,270
Israel (State of)
4.63%, 06/15/13	100,000	107,000
Italy (Republic of)
6.88%, 09/27/23	200,000	228,073
Nova Scotia (Province of)
5.75%, 02/27/12	150,000	161,465
Ontario (Province of)
5.00%, 10/18/11	500,000	530,490

Peru (Republic of)
8.38%, 05/03/16	100,000	111,050
Quebec (Province of)
6.13%, 01/22/11(a)	150,000	160,047
United Mexican States
8.13%, 12/30/19	250,000	280,000

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $2,396,212)		2,468,597

Security	Principal	Value
MUNICIPAL DEBT OBLIGATIONS—0.26%

ILLINOIS—0.13%
Illinois State
5.10%, 06/01/33	200,000	174,790

		174,790
NEW JERSEY—0.13%
New Jersey State Turnpike Authority
4.25%, 01/01/16	190,000	182,865

		182,865

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $373,418)		357,655

Security	Principal	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS—71.92%

MORTGAGE-BACKED SECURITIES—39.00%
Federal Home Loan Mortgage Corp.
4.00%, 05/01/19	566,795	581,751
4.50%, 04/01/18	782,600	810,545
4.50%, 11/01/18	662,093	685,735
4.50%, 01/01/19	107,764	111,612
4.50%, 02/01/19	681,749	706,094
5.00%, 10/01/18	951,909	988,942
5.00%, 02/01/34	582,795	603,494
5.00%, 08/01/35	782,764	809,342
5.00%, 04/01/39	2,800,000	2,889,906
5.50%, 09/01/22	918,308	958,499
5.50%, 04/01/33	1,455,988	1,517,256
5.50%, 10/01/35	3,377,541	3,512,280
5.50%, 01/01/38	1,803,850	1,873,736
5.50%, 10/01/38	393,909	409,170
6.00%, 08/01/34	2,904,601	3,046,796
6.00%, 04/01/39(d)	2,500,000	2,613,281
6.50%, 06/01/31	191,776	203,825
8.00%, 12/01/24	563,584	614,404
Federal National Mortgage Association
4.03%, 10/01/36	2,926,367	2,938,106
4.50%, 01/01/35	500,000	510,781
5.00%, 01/01/19	2,370,912	2,477,801
5.00%, 11/01/33	4,942,128	5,116,261
5.50%, 04/01/24(d)	1,000,000	1,042,344
5.50%, 07/01/33	3,343,384	3,484,715
5.50%, 12/01/33	690,288	719,464
5.50%, 03/01/34	33,184	34,545
5.50%, 10/01/35	1,330,138	1,383,447
5.50%, 02/01/37	803,400	834,675
5.85%, 11/01/36	589,210	609,749
6.00%, 07/01/37	1,724,368	1,803,029

6.00%, 12/01/37	877,221	917,238
6.00%, 02/01/38	1,463,618	1,530,385
6.50%, 07/01/32	1,176,407	1,248,635
6.50%, 11/01/37	917,472	967,585
7.00%, 02/01/32	138,292	148,938
Government National Mortgage Association
5.00%, 04/01/39(d)	1,000,000	1,036,875
5.50%, 12/15/32	614,407	642,410
5.50%, 04/01/39(d)	1,000,000	1,040,625
6.00%, 03/15/35	573,914	600,867
6.00%, 10/15/37	51,876	54,312
6.00%, 08/15/38	360,472	377,126
6.00%, 09/15/38	482,590	504,887
6.50%, 09/15/36	768,420	807,499
7.50%, 12/15/23	776,595	835,058

		54,604,025
U.S. GOVERNMENT AGENCY OBLIGATIONS—7.34%
Federal Home Loan Bank
3.50%, 07/16/10	1,000,000	1,024,044
Federal Home Loan Mortgage Corp.
4.63%, 10/25/12	990,000	1,074,253
4.88%, 08/16/10	750,000	787,087
6.25%, 07/15/32(a)	345,000	438,395
Federal National Mortgage Association
4.38%, 09/15/12	500,000	539,769
4.38%, 03/15/13	1,200,000	1,300,642
4.63%, 10/15/13	2,000,000	2,196,128
5.00%, 03/15/16	750,000	832,326
5.38%, 11/15/11	500,000	548,540
6.25%, 02/01/11	500,000	528,160
Financing Corp.
8.60%, 09/26/19	200,000	287,178
Tennessee Valley Authority
6.25%, 12/15/17	400,000	468,889
7.13%, 05/01/30	200,000	252,988

		10,278,399
U.S. GOVERNMENT OBLIGATIONS—25.58%
U.S. Treasury Bonds
4.38%, 02/15/38(a)	300,000	340,781
4.50%, 02/15/36(a)	300,000	345,656
4.50%, 05/15/38(a)	525,000	612,938
5.38%, 02/15/31(a)	450,000	567,351
6.13%, 11/15/27(a)	600,000	806,625
6.25%, 08/15/23(a)	625,000	822,266
7.25%, 05/15/16(a)	1,000,000	1,317,891
7.63%, 02/15/25(a)	350,000	534,297
8.00%, 11/15/21(a)	400,000	591,875
8.13%, 05/15/21(a)	500,000	740,938
8.75%, 05/15/17	500,000	721,250
8.75%, 05/15/20(a)	500,000	761,406
12.50%, 08/15/14	400,000	416,906
U.S. Treasury Notes
1.75%, 03/31/10	500,000	505,645
1.75%, 01/31/14	2,700,000	2,718,360
2.13%, 04/30/10(a)	1,300,000	1,321,583
2.75%, 02/15/19	1,000,000	1,005,470
3.38%, 06/30/13	4,875,000	5,269,953
3.38%, 07/31/13(a)	3,400,000	3,678,375
3.88%, 05/15/18(a)	500,000	551,563

4.00%, 02/15/15	400,000	447,438
4.25%, 11/15/14(a)	900,000	1,021,500
4.25%, 08/15/15	1,150,000	1,310,281
4.25%, 11/15/17(a)	275,000	311,953
4.38%, 08/15/12(a)	500,000	552,813
4.50%, 11/15/10	500,000	531,367
4.50%, 02/28/11(a)	250,000	267,539
4.50%, 02/15/16	500,000	576,875
4.50%, 05/15/17(a)	750,000	863,496
4.63%, 10/31/11	750,000	819,961
4.63%, 11/15/16(a)	250,000	289,922
4.75%, 05/15/14(a)	175,000	202,070
4.88%, 06/30/12(a)	650,000	725,156
4.88%, 08/15/16(a)	1,000,000	1,176,641
5.13%, 05/15/16(a)	250,000	298,242
5.75%, 08/15/10(a)	2,600,000	2,784,946

		35,811,329

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $95,306,687)		100,693,753

Security	Shares	Value
SHORT-TERM INVESTMENTS—22.93%

MONEY MARKET FUNDS—22.93%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(e)(f)(g)	29,333,675	29,333,675
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(e)(f)(g)	2,766,130	2,766,130

		32,099,805

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,099,805)		32,099,805

TOTAL INVESTMENTS IN SECURITIES—120.17%
(Cost: $166,211,313)		168,245,114
Other Assets, Less Liabilities—(20.17)%		(28,238,446)

NET ASSETS—100.00%		$140,006,668

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Investments are denominated in U.S. dollars.
(d)	To-be-announced (TBA). See Note 1.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Unaudited)

March 31, 2009

Security	Principal	Value
CORPORATE BONDS & NOTES—36.01%

AEROSPACE & DEFENSE—0.38%
TransDigm Inc.
7.75%, 07/15/14	$250,000	$233,125
United Technologies Corp.
6.13%, 02/01/19	3,400,000	3,660,175

		3,893,300
AGRICULTURE—1.34%
Altria Group Inc.
9.25%, 08/06/19	1,100,000	1,176,113
9.70%, 11/10/18	2,750,000	2,993,375
Philip Morris International Inc.
4.88%, 05/16/13	2,200,000	2,224,004
5.65%, 05/16/18	1,300,000	1,291,688
6.38%, 05/16/38	1,500,000	1,452,676
Reynolds American Inc.
2.02%, 06/15/11	5,060,000	4,555,508

		13,693,364
AUTO MANUFACTURERS—0.09%
DaimlerChrysler North America Holding Corp.
8.50%, 01/18/31(a)	1,000,000	894,217

		894,217
AUTO PARTS & EQUIPMENT—0.10%
Goodyear Tire & Rubber Co. (The)
7.86%, 08/15/11	1,250,000	1,025,000

		1,025,000
BANKS—3.55%
American Express Bank FSB
5.55%, 10/17/12	5,700,000	5,073,040
American Express Centurion Bank
5.20%, 11/26/10(a)	1,200,000	1,151,110
Bank of America Corp.
5.49%, 03/15/19	3,500,000	2,068,325
5.65%, 05/01/18	1,500,000	1,251,405
6.00%, 09/01/17	1,125,000	957,566
HSBC Bank USA
5.88%, 11/01/34	1,700,000	1,460,094
HSBC Holdings PLC
5.25%, 12/12/12	3,000,000	2,951,139
6.50%, 09/15/37	2,400,000	1,964,035
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	2,400,000	2,249,702
Wachovia Bank N.A.
6.00%, 11/15/17	8,500,000	7,416,063
Wachovia Corp.
5.30%, 10/15/11	2,750,000	2,714,737
Wells Fargo & Co.
5.25%, 10/23/12(a)	7,300,000	7,093,498

		36,350,714
BEVERAGES—0.11%
Bottling Group LLC

5.13%, 01/15/19	1,100,000	1,107,076

		1,107,076
BIOTECHNOLOGY—0.34%
Amgen Inc.
5.70%, 02/01/19	2,200,000	2,234,450
Genentech Inc.
4.75%, 07/15/15	1,275,000	1,274,334

		3,508,784
BUILDING MATERIALS—0.06%
CRH America Inc.
6.00%, 09/30/16	800,000	564,081

		564,081
COMPUTERS—0.23%
International Business Machines Corp.
7.63%, 10/15/18	2,050,000	2,351,748

		2,351,748
DIVERSIFIED FINANCIAL SERVICES—7.24%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	5,250,000	5,078,183
Ameriprise Financial Inc.
7.52%, 06/01/16	500,000	251,235
Associates Corp. of North America
6.95%, 11/01/18	1,500,000	1,161,318
Bear Stearns Companies Inc. (The)
6.40%, 10/02/17	4,500,000	4,379,607
7.25%, 02/01/18	1,000,000	1,032,714
BP Capital Markets PLC
5.25%, 11/07/13	2,000,000	2,140,694
Capital One Financial Corp.
1.57%, 09/10/09	2,940,000	2,847,625
CIT Group Funding Co. of Canada
5.60%, 11/02/11	950,000	687,129
CIT Group Inc.
5.80%, 07/28/11	800,000	576,914
Citigroup Inc.
4.13%, 02/22/10	2,000,000	1,930,416
5.30%, 10/17/12	1,000,000	881,407
5.50%, 04/11/13	1,750,000	1,537,501
5.50%, 02/15/17	750,000	471,143
5.85%, 07/02/13	2,800,000	2,506,216
6.13%, 11/21/17	1,600,000	1,387,210
6.13%, 08/25/36	800,000	429,886
6.50%, 08/19/13	1,400,000	1,286,481
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	500,000	517,793
Countrywide Home Loans Inc.
4.00%, 03/22/11	800,000	711,918
Credit Agricole SA Series E
1.53%, 03/13/16	2,700,000	2,368,084
Credit Suisse First Boston USA Inc.
4.88%, 01/15/15	900,000	844,343
5.13%, 01/15/14	1,400,000	1,342,243
General Electric Capital Corp.
6.75%, 03/15/32	2,000,000	1,621,796
6.88%, 01/10/39	4,700,000	3,833,273
Genworth Global Funding Trusts
5.75%, 05/15/13	1,000,000	624,225
Goldman Sachs Group Inc. (The)
5.45%, 11/01/12	1,800,000	1,732,486
5.95%, 01/18/18	3,100,000	2,814,301

6.15%, 04/01/18	1,500,000	1,370,127
6.75%, 10/01/37	1,150,000	777,792
7.50%, 02/15/19	1,200,000	1,197,376
International Lease Finance Corp.
6.63%, 11/15/13(a)	4,200,000	2,326,376
JPMorgan Chase & Co.
4.75%, 05/01/13(a)	3,100,000	3,004,886
5.60%, 06/01/11	1,300,000	1,312,597
6.40%, 05/15/38	1,300,000	1,274,667
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	2,500,000	1,894,135
6.88%, 04/25/18	6,350,000	4,966,291
Morgan Stanley
5.25%, 11/02/12	700,000	656,960
5.95%, 12/28/17	850,000	772,143
6.00%, 04/28/15	3,400,000	3,210,001
6.25%, 08/28/17	1,500,000	1,392,274
Williams Companies Inc. (The) Credit Linked Certificate Trust
6.75%, 04/15/09(b)	5,000,000	4,987,500

		74,139,266
ELECTRIC—3.24%
Carolina Power & Light Co.
5.30%, 01/15/19	1,300,000	1,316,128
Commonwealth Edison Co.
4.70%, 04/15/15	1,000,000	914,301
5.88%, 02/01/33	3,500,000	2,882,442
Dominion Resources Inc.
6.40%, 06/15/18	5,250,000	5,236,392
Duke Energy Corp.
6.25%, 06/15/18	2,500,000	2,425,685
Edison Mission Energy
7.63%, 05/15/27	750,000	450,000
Florida Power Corp.
5.65%, 06/15/18	1,000,000	1,042,440
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	6,950,000	6,837,160
Mirant Americas Generation LLC
8.30%, 05/01/11(a)	500,000	485,000
9.13%, 05/01/31	250,000	172,500
Northern States Power
5.25%, 07/15/35	2,500,000	2,262,497
Oncor Electric Delivery Co.
5.95%, 09/01/13(b)	2,750,000	2,664,222
Pacific Gas and Electric Co.
5.63%, 11/30/17	1,500,000	1,519,251
PacifiCorp.
5.50%, 01/15/19	1,300,000	1,330,901
PSEG Power LLC
6.95%, 06/01/12(a)	2,300,000	2,353,328
Southern California Edison Co.
5.50%, 08/15/18	1,250,000	1,292,807

		33,185,054
ENVIRONMENTAL CONTROL—0.05%
Allied Waste North America Inc.
7.25%, 03/15/15	500,000	472,500

		472,500
FOOD—1.45%
Dean Foods Co.
7.00%, 06/01/16(a)	250,000	237,500
General Mills Inc.

5.65%, 02/15/19	1,400,000	1,425,276
Kellogg Co.
5.13%, 12/03/12	2,300,000	2,430,290
Kraft Foods Inc.
6.00%, 02/11/13	500,000	526,745
6.13%, 02/01/18(a)	2,500,000	2,505,647
6.13%, 08/23/18	2,000,000	2,004,792
6.75%, 02/19/14	800,000	864,906
Kroger Co. (The)
6.40%, 08/15/17	500,000	513,291
7.50%, 01/15/14	1,750,000	1,941,744
8.05%, 02/01/10	930,000	961,959
Safeway Inc.
6.25%, 03/15/14	1,100,000	1,154,264
SUPERVALU Inc.
7.88%, 08/01/09(a)	250,000	250,312

		14,816,726
HEALTH CARE - PRODUCTS—0.30%
Baxter International Inc.
5.38%, 06/01/18	3,000,000	3,083,883

		3,083,883
HEALTH CARE - SERVICES—1.41%
Aetna Inc.
6.75%, 12/15/37	1,200,000	1,004,047
Community Health Systems Inc.
8.88%, 07/15/15	1,000,000	945,000
Res-Care Inc.
7.75%, 10/15/13	250,000	220,625
Roche Holdings Inc.
6.00%, 03/01/19(b)	4,800,000	4,940,453
UnitedHealth Group Inc.
1.41%, 06/21/10	5,320,000	5,136,987
WellPoint Inc.
7.00%, 02/15/19	2,200,000	2,201,186

		14,448,298
HOUSEHOLD PRODUCTS & WARES—0.09%
Kimberly-Clark Corp.
7.50%, 11/01/18	750,000	886,263

		886,263
INSURANCE—1.38%
Chubb Corp.
5.75%, 05/15/18	500,000	493,707
6.00%, 05/11/37	800,000	722,950
6.50%, 05/15/38(a)	800,000	767,711
Genworth Financial Inc.
6.15%, 11/15/16(a)	2,100,000	273,832
Lincoln National Corp.
6.05%, 04/20/17	1,100,000	231,000
Markel Corp.
7.35%, 08/15/34	1,000,000	789,515
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	400,000	356,643
9.25%, 04/15/19	2,300,000	2,344,638
MetLife Inc.
5.38%, 12/15/12	4,175,000	3,942,736
6.40%, 12/15/36	1,000,000	420,000
7.72%, 02/15/19	1,500,000	1,344,991
Prudential Financial Inc.
5.15%, 01/15/13	1,750,000	1,300,750
Travelers Companies Inc. (The)

6.25%, 03/15/37	500,000	265,331
6.25%, 06/15/37	1,000,000	914,968

		14,168,772
IRON & STEEL—0.54%
Ispat Inland ULC
9.75%, 04/01/14	6,038,000	5,494,580

		5,494,580
MACHINERY—0.19%
Case New Holland Inc.
6.00%, 06/01/09(a)	2,000,000	1,985,000

		1,985,000
MANUFACTURING—0.24%
Tyco International Finance SA
8.50%, 01/15/19	2,400,000	2,477,251

		2,477,251
MEDIA—1.34%
Comcast Corp.
5.70%, 05/15/18	7,050,000	6,612,562
CSC Holdings Inc.
7.63%, 04/01/11	500,000	496,250
EchoStar DBS Corp.
6.38%, 10/01/11	500,000	482,500
Time Warner Cable Inc.
6.75%, 07/01/18	3,900,000	3,660,946
8.25%, 04/01/19	1,200,000	1,233,146
Time Warner Entertainment Co.
8.38%, 07/15/33	1,300,000	1,229,822

		13,715,226
MINING—0.08%
Vale Overseas Ltd.
6.88%, 11/21/36	1,000,000	863,539

		863,539
OFFICE & BUSINESS EQUIPMENT—0.26%
Xerox Corp.
2.06%, 12/18/09	2,750,000	2,674,741

		2,674,741
OIL & GAS—1.98%
Burlington Resources Finance Co.
7.20%, 08/15/31	2,300,000	2,289,595
Chesapeake Energy Corp.
6.88%, 01/15/16	500,000	420,000
ConocoPhillips
5.75%, 02/01/19	2,200,000	2,214,584
Devon Energy Corp.
6.30%, 01/15/19	2,300,000	2,244,052
Enterprise Products Operating LP
7.50%, 02/01/11	3,600,000	3,659,242
Enterprise Products Operating LP Series B
4.63%, 10/15/09	2,000,000	1,988,200
5.75%, 03/01/35	1,500,000	1,098,786
Forest Oil Corp.
7.25%, 06/15/19	250,000	197,500
8.00%, 12/15/11	500,000	480,000
Hess Corp.
8.13%, 02/15/19	1,000,000	1,030,870
Marathon Oil Corp.
6.60%, 10/01/37	1,000,000	795,550

7.50%, 02/15/19	500,000	503,744
Parker Drilling Co.
9.63%, 10/01/13	500,000	335,000
Shell International Finance BV
6.38%, 12/15/38	1,100,000	1,158,326
XTO Energy Inc.
5.50%, 06/15/18	2,000,000	1,857,684

		20,273,133
OIL & GAS SERVICES—0.04%
Weatherford International Ltd.
9.63%, 03/01/19	400,000	413,725

		413,725
PACKAGING & CONTAINERS—0.05%
Crown Americas Inc.
7.63%, 11/15/13	500,000	501,875

		501,875
PHARMACEUTICALS—0.57%
Novartis Securities Investment Ltd.
5.13%, 02/10/19	4,200,000	4,264,352
Pfizer Inc.
6.20%, 03/15/19	1,500,000	1,598,577

		5,862,929
PIPELINES—1.31%
Colorado Interstate Gas Co.
6.80%, 11/15/15	176,000	164,981
Copano Energy LLC
8.13%, 03/01/16	250,000	211,250
El Paso Corp.
7.80%, 08/01/31	250,000	186,800
Energy Transfer Partners LP
9.70%, 03/15/19	1,900,000	2,017,735
Kinder Morgan Energy Partners LP
5.85%, 09/15/12	3,500,000	3,456,387
Pacific Energy Partners LP
6.25%, 09/15/15	250,000	214,610
Plains All American Pipeline LP
6.70%, 05/15/36	1,000,000	723,737
TransCanada Pipelines Ltd.
6.50%, 08/15/18	3,750,000	3,740,273
7.13%, 01/15/19	2,600,000	2,712,869

		13,428,642
REAL ESTATE—0.09%
Westfield Capital Corp. Ltd.
4.38%, 11/15/10(b)	1,000,000	926,723

		926,723
REAL ESTATE INVESTMENT TRUSTS—0.48%
Omega Healthcare Investors Inc.
7.00%, 01/15/16	250,000	223,750
Simon Property Group LP
5.30%, 05/30/13	2,500,000	2,041,310
5.75%, 05/01/12	3,000,000	2,594,964

		4,860,024
RETAIL—0.98%
CVS Caremark Corp.
1.56%, 06/01/10	4,000,000	3,854,340
Home Depot Inc.

1.45%, 12/16/09	1,000,000	981,087
McDonald’s Corp.
5.70%, 02/01/39	1,100,000	1,066,143
Staples Inc.
9.75%, 01/15/14	800,000	837,488
Yum! Brands Inc.
6.25%, 03/15/18	2,500,000	2,331,123
6.88%, 11/15/37	1,100,000	912,005

		9,982,186
SOFTWARE—0.37%
Oracle Corp.
5.25%, 01/15/16	1,500,000	1,529,442
5.75%, 04/15/18	2,150,000	2,243,781

		3,773,223
TELECOMMUNICATIONS—5.44%
AT&T Inc.
4.95%, 01/15/13	1,500,000	1,521,683
5.50%, 02/01/18	1,250,000	1,208,694
5.80%, 02/15/19	2,800,000	2,741,010
AT&T Wireless Services Inc.
8.75%, 03/01/31	1,000,000	1,096,657
BellSouth Corp.
6.55%, 06/15/34	4,000,000	3,712,168
Citizens Communications Co.
6.25%, 01/15/13	500,000	453,125
Deutsche Telekom International Finance AG
8.50%, 06/15/10	3,250,000	3,394,898
8.75%, 06/15/30	3,500,000	3,739,075
Embarq Corp.
6.74%, 06/01/13	1,750,000	1,631,875
France Telecom SA
7.75%, 03/01/11	3,300,000	3,534,274
8.50%, 03/01/31	2,000,000	2,521,610
Koninklijke KPN NV
8.00%, 10/01/10	1,500,000	1,551,833
Rogers Wireless Inc.
6.38%, 03/01/14	2,000,000	2,024,758
7.50%, 03/15/15	750,000	777,299
7.50%, 08/15/38	800,000	793,328
Telecom Italia Capital SA
4.00%, 01/15/10	1,680,000	1,654,435
5.25%, 10/01/15	2,500,000	2,107,885
7.00%, 06/04/18	3,300,000	2,991,077
Telefonica Emisiones SAU
1.59%, 06/19/09	2,630,000	2,620,719
5.86%, 02/04/13	3,600,000	3,727,793
6.22%, 07/03/17	2,100,000	2,152,112
Verizon Communications Inc.
5.25%, 04/15/13	4,500,000	4,593,537
8.75%, 11/01/18	2,000,000	2,288,360
8.95%, 03/01/39	500,000	574,597
Vodafone Group PLC
5.63%, 02/27/17	950,000	941,535
7.88%, 02/15/30	1,250,000	1,373,284

		55,727,621
TRANSPORTATION—0.69%
CNF Inc.
6.70%, 05/01/34	2,500,000	1,527,485
CSX Corp.
5.75%, 03/15/13	2,600,000	2,511,556
6.15%, 05/01/37	1,750,000	1,237,117

FedEx Corp.
8.00%, 01/15/19	600,000	631,473
Norfolk Southern Corp.
5.75%, 01/15/16(b)	1,100,000	1,105,227

		7,012,858

TOTAL CORPORATE BONDS & NOTES
(Cost: $392,469,504)		368,562,322

Security	Principal	Value
ASSET-BACKED SECURITIES—8.08%
AmeriCredit Automobile Receivables Trust Series 2007-AX Class A3
5.19%, 11/06/11	2,612,279	2,567,949
AmeriCredit Prime Automobile Receivables Series 2007-2-M Class A2B
0.91%, 11/08/10	417,294	415,024
Asset Backed Funding Corp. Certificates Series 2005-OPT1 Class A1SS
0.77%, 07/25/35	2,762,278	2,482,596
Asset Backed Funding Corp. Certificates Series 2006-OPT2 Class A3B
0.63%, 10/25/36	3,100,000	2,589,393
Bear Stearns Asset Backed Securities Trust Series 2005-HE7 Class 1A3
0.93%, 07/25/35	2,285,031	2,232,705
Capital One Auto Finance Trust Series 2006-B Class A3A
5.45%, 02/15/11	922,096	921,109
Carrington Mortgage Loan Trust Series 2007-FRE1 Class A1
0.64%, 02/25/37	4,038,172	3,289,967
Countrywide Asset-Backed Certificates Series 2004-10 Class AF4
4.51%, 07/25/32	1,599,082	1,524,111
Countrywide Asset-Backed Certificates Series 2004-AB2 Class A3
0.93%, 05/25/36	3,311,209	2,714,838
Countrywide Asset-Backed Certificates Series 2006-20 Class 2A1
0.57%, 04/25/28	3,488,864	3,263,239
Countrywide Asset-Backed Certificates Series 2006-22 Class 2A1
0.57%, 05/25/47	397,572	360,444
Countrywide Asset-Backed Certificates Series 2006-25 Class 2A1
0.59%, 06/25/37	5,893,894	5,287,315
Countrywide Asset-Backed Certificates Series 2007-5 Class 2A1
0.62%, 04/25/29	4,957,370	4,227,020
Countrywide Asset-Backed Certificates Series 2007-6 Class 2A1
0.62%, 09/25/37	783,145	688,556
Countrywide Asset-Backed Certificates Series 2007-7 Class 2A1
0.60%, 10/25/37	703,215	621,213
Countrywide Asset-Backed Certificates Series 2007-8 Class 2A1
0.58%, 11/25/37	5,826,505	5,023,048
Fremont Home Loan Trust Series 2006-3 Class IIA1
0.59%, 02/25/37	1,019,330	999,800
GSAMP Trust Series 2007-HE2 Class A2A
0.59%, 03/25/37(c)	4,120,317	2,513,393
Home Equity Asset Trust Series 2006-4 Class 2A3
0.69%, 08/25/36	5,800,000	3,650,909
Lehman XS Trust Series 2005-4 Class 1A2
0.79%, 10/25/35	3,400,674	3,109,428

Long Beach Mortgage Loan Trust Series 2005-WL2 Class 3A1
0.70%, 08/25/35	440,768	415,129
Morgan Stanley Home Equity Loan Trust Series 2006-1 Class A2B
0.72%, 12/25/35	4,174,906	3,546,185
Morgan Stanley Home Equity Loan Trust Series 2007-2 Class A1
0.62%, 04/25/37(c)	4,982,205	3,088,967
Popular ABS Mortgage Pass-Through Trust Series 2007-A Class A1
0.61%, 06/25/37	1,837,722	1,391,612
Residential Asset Mortgage Products Inc. Series 2006-NC2 Class A2
0.71%, 02/25/36	2,700,176	1,845,683
Residential Asset Securities Corp. Series 2005-KS12 Class A2
0.77%, 01/25/36	5,548,032	4,359,810
Saxon Asset Securities Trust Series 2005-4 Class A1A
0.75%, 11/25/37	4,417,758	3,737,105
Securitized Asset Backed Receivables LLC Trust Series 2005-FR5 Class A1A
0.81%, 08/25/35	4,257,815	3,763,150
Securitized Asset Backed Receivables LLC Trust Series 2006-FR3 Class A2
0.66%, 05/25/36	4,566,633	2,813,046
Soundview Home Equity Loan Trust Series 2006-EQ1 Class A2
0.63%, 10/25/36	3,811,526	3,169,303
Soundview Home Equity Loan Trust Series 2006-EQ2 Class A1
0.60%, 01/25/37	2,412,304	2,305,991
Structured Asset Investment Loan Trust Series 2005-11 Class A6
0.74%, 01/25/36	4,882,047	3,755,213

TOTAL ASSET-BACKED SECURITIES
(Cost: $91,182,530)		82,673,251

Security	Principal	Value
COLLATERALIZED MORTGAGE OBLIGATIONS—7.39%

MORTGAGE-BACKED SECURITIES—7.39%
Banc of America Commercial Mortgage Inc. Series 2006-2 Class A4
5.74%, 05/10/45	3,245,000	2,405,480
Bear Stearns Commercial Mortgage Securities Series 2007-PWR16 Class A4
5.72%, 06/11/40	3,000,000	2,228,361
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class A1
5.30%, 01/15/46	5,118,062	5,093,192
Countrywide Alternative Loan Trust Series 2005-38 Class A3
0.87%, 09/25/35	5,895,649	2,172,547
Federal Home Loan Mortgage Corp. Series 2827 Class PF
0.76%, 04/15/28	993,353	990,627
Greenpoint Mortgage Funding Trust Series 2007-AR1 Class 2A1A
0.72%, 03/25/47	11,958,232	4,594,124
Greenpoint Mortgage Funding Trust Series 2007-AR2 Class 1A4A
0.69%, 04/25/47	9,762,038	3,560,184
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP6 Class A3B
5.56%, 04/15/43	10,000,000	7,970,597
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-LDPX Class A1S

4.93%, 01/15/49	9,917,037	8,613,535
JPMorgan Mortgage Acquisition Corp. Series 2006-FRE1 Class A3
0.71%, 05/25/35	3,143,441	2,537,525
LB-UBS Commercial Mortgage Trust Series 2006-C1 Class A4
5.16%, 02/15/31	2,800,000	2,135,690
LB-UBS Commercial Mortgage Trust Series 2007-C6 Class A4
5.86%, 07/15/40	5,700,000	3,917,217
Merrill Lynch Mortgage Trust Series 2006-C1 Class A1
5.53%, 05/12/39	4,978,744	4,967,828
Merrill Lynch Mortgage Trust Series 2006-C2 Class A1
5.60%, 08/12/43	2,779,837	2,774,335
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class A1
4.71%, 07/12/46	1,994,681	1,969,242
Permanent Financing PLC Series 5 Class 3A
1.45%, 06/10/34	2,500,000	2,476,258
Structured Asset Mortgage Investments Inc. Series 2006-AR6 Class 2A1
0.71%, 07/25/46	10,049,526	4,058,898
Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class A5
5.42%, 01/15/45	5,700,000	4,423,743
Washington Mutual Alternative Mortgage Series 2007-OA4 Class A1A
2.39%, 04/25/47(c)	12,775,818	4,487,506
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA6 Class 1A
2.44%, 07/25/47(c)	12,637,846	4,295,880

		75,672,769

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $94,681,801)		75,672,769

Security	Principal	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS—53.99%

MORTGAGE-BACKED SECURITIES—47.23%
Federal Home Loan Mortgage Corp.
4.33%, 09/01/33	1,298,800	1,319,294
4.34%, 10/01/33	2,419,603	2,463,546
4.50%, 08/01/20	2,856,440	2,954,868
4.50%, 04/01/24(d)	16,000,000	16,457,500
4.50%, 04/01/39(d)	5,000,000	5,100,781
4.62%, 04/01/38	16,341,813	16,662,545
5.00%, 10/01/20	5,118,699	5,325,473
5.00%, 12/15/34	1,340,406	68,496
5.50%, 04/01/24(d)	10,000,000	10,425,000
5.50%, 05/15/24	2,407,440	38,210
5.50%, 03/15/25	1,057,869	22,322
5.50%, 02/15/27	23,767,800	24,176,624
5.50%, 05/15/29	3,241,483	159,987
5.50%, 10/01/32	11,306,705	11,786,025
5.50%, 05/01/34	61,376	63,882
5.50%, 10/01/34	424,672	442,012
5.50%, 04/01/39(d)	28,000,000	29,050,000
6.00%, 12/01/28	3,539,233	3,733,511
6.00%, 09/01/34	1,564,939	1,641,551
6.00%, 09/01/38	8,324,433	8,711,978
6.00%, 04/01/39(d)	19,000,000	19,860,937
6.36%, 11/01/36	9,443,807	9,811,892

6.50%, 05/01/21	1,322	1,408
6.50%, 09/01/21	1,226,598	1,287,072
6.50%, 07/01/32	4,933,735	5,240,649
6.50%, 01/01/36	11,787	12,454
Federal National Mortgage Association
3.86%, 07/01/35	2,116,461	2,165,082
3.98%, 05/01/33	6,185,495	6,198,274
4.00%, 04/01/24(d)	5,000,000	5,080,469
4.10%, 08/01/33	4,516,856	4,492,469
4.28%, 06/01/35	3,261,063	3,332,976
4.50%, 04/01/24(d)	3,850,000	3,963,094
4.50%, 08/01/35	7,488,212	7,662,913
5.00%, 01/01/18	943,371	986,786
5.00%, 09/01/18	6,210,112	6,490,084
5.00%, 12/01/18	504,262	526,996
5.00%, 01/01/19	430,103	449,493
5.00%, 06/01/19	981,914	1,024,963
5.00%, 08/01/19	522,391	544,636
5.00%, 09/01/19	387,739	404,250
5.00%, 11/01/19	1,016,861	1,060,163
5.00%, 01/01/20	504,799	525,349
5.00%, 05/01/20	4,871,703	5,070,022
5.00%, 06/01/20	439,425	457,313
5.00%, 11/01/33	43,451,193	44,982,168
5.00%, 12/01/33	13,687,039	14,169,293
5.00%, 03/01/34	6,888,201	7,130,902
5.08%, 04/01/37	1,666,189	1,714,164
5.11%, 01/01/36	3,755,936	3,865,953
5.14%, 01/01/35	3,084,313	3,169,783
5.50%, 09/01/19	3,401,975	3,563,285
5.50%, 10/01/19	2,301,083	2,410,193
5.50%, 07/01/33	24,882,546	25,934,222
5.50%, 01/01/34	5,523,778	5,757,243
5.50%, 07/01/34	9,545,650	9,937,171
5.50%, 02/01/35	4,018,041	4,182,843
5.50%, 03/01/35	938,875	976,503
5.50%, 09/01/36	11,468,922	11,953,663
5.50%, 12/01/36	4,729,259	4,914,365
5.50%, 06/01/38	14,996,403	15,583,372
6.00%, 02/25/27	1,964,215	2,004,517
6.00%, 03/01/33	565,867	594,100
6.00%, 08/01/34	247,390	259,424
6.00%, 08/01/37	5,415,240	5,662,270
6.00%, 02/01/38	10,611,498	11,095,569
6.00%, 04/01/39(d)	17,000,000	17,754,375
6.50%, 07/01/32	8,626,987	9,156,653
6.50%, 04/01/39	6,000,000	6,318,750
6.50%, 04/01/39(d)	10,000,000	10,529,687
Government National Mortgage Association
5.00%, 04/01/39(d)	10,000,000	10,368,750
5.50%, 06/15/34	1,397,938	1,459,905
6.00%, 01/15/39	17,837,088	18,661,209
6.00%, 02/15/39	2,000,429	2,092,854

		483,456,535
U.S. GOVERNMENT AGENCY OBLIGATIONS—4.95%
Federal Home Loan Mortgage Corp.
3.75%, 03/27/19	9,900,000	10,032,967
5.00%, 04/18/17(a)	29,000,000	31,674,554
Federal National Mortgage Association
6.25%, 02/01/11	8,500,000	8,978,720

		50,686,241
U.S. GOVERNMENT OBLIGATIONS—1.81%
U.S. Treasury Bonds
6.13%, 08/15/29(e)	700,000	952,875
U.S. Treasury Inflation-Indexed Bonds
2.50%, 01/15/29	14,255,820	15,438,571
U.S. Treasury Notes
3.13%, 04/15/09(e)	605,000	605,662
4.00%, 02/15/14(e)	1,350,000	1,501,980

		18,499,088

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $538,492,724)		552,641,864

Security	Shares	Value
SHORT-TERM INVESTMENTS—14.46%
MONEY MARKET FUNDS—14.46%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(f)(g)(h)	143,555,505	143,555,505
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(f)(g)(h)	4,417,254	4,417,254

		147,972,759

TOTAL SHORT-TERM INVESTMENTS
(Cost: $147,972,759)		147,972,759

TOTAL INVESTMENTS IN SECURITIES — 119.93%
(Cost: $1,264,799,318)		1,227,522,965
Other Assets, Less Liabilities — (19.93)%		(203,968,854)

NET ASSETS — 100.00%		$1,023,554,111

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	To-be-announced (TBA). See Note 1.
(e)	This U.S. Treasury Bond or Note is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

As of March 31, 2009, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
2-Year U.S Treasury Notes (July 2009)	(10)	$(2,178,906)	$(5,040)
5-Year U.S. Treasury Notes (July 2009)	2,167	257,365,109	717,954
10-Year U.S. Treasury Notes (June 2009)	(778)	(96,532,781)	191,740
30-Year U.S. Treasury Bonds (June 2009)	268	34,760,437	556,446

		$193,413,859	$1,461,100

As of March 31, 2009, the Master Portfolio held the following open swap contracts:

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
Agreement with Deutsche Bank AG dated 9/17/08 to pay 7.50% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Wells Fargo Co. 1.38% due 10/28/15. Expiring 9/20/13.	$500,000	$(86,643)
Agreement with Deutsche Bank AG dated 9/17/08 to pay 7.50% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Wells Fargo Co. 1.38% due 10/28/15. Expiring 12/20/13.	500,000	(90,889)
Agreement with Deutsche Bank AG dated 9/19/08 to receive 3.25% per year times the notional amount. The Master Portfolio makes payment only upon a default event of General Electric Capital Corp. 6.00% due 6/15/12. Expiring 12/20/13.	4,000,000	(577,238)
Agreement with Deutsche Bank AG dated 11/13/08 to pay 3.50% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 6/20/13.	27,066,760	2,061,203
Agreement with Deutsche Bank AG dated 3/17/09 to pay 6.80% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Bank of America Corp. 7.40% due 1/15/11. Expiring 6/20/14.	1,500,000	35,132
Agreement with Goldman Sachs International Ltd. dated 10/17/08 to pay 1.50% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, North America Investment Grade. Expiri	18,000,000	635,799
Agreement with JPMorgan Chase Bank N.A. dated 8/10/06 to pay 0.65% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 8.88% due 5/1/10. Expiring 9/20/13.	2,500,000	441,185
Agreement with JPMorgan Chase Bank N.A. dated 10/16/06 to pay 0.71% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 6.70% due 5/1/34. Expiring 12/20/13.	3,000,000	545,113
Agreement with JPMorgan Chase Bank N.A. dated 10/24/08 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of SLM Corp. 5.13% due 8/27/12. Expiring 12/20/13.	900,000	(299,733)
Agreement with Merrill Lynch International dated 10/8/08 to pay 5.00% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, North America High Yield. Expiring 12/20/13.	14,792,500	4,696,795

	$72,759,260	$7,360,724

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited)

March 31, 2009

Security	Face Amount	Value
REPURCHASE AGREEMENTS — 100.01%
Banc of America Securities LLC Tri-Party 0.23%, dated 3/31/09, due 4/01/09, maturity value $100,000,639 (collateralized by U.S. government obligations, value $102,000,001).	$100,000,000	$100,000,000
Bank of America N.A. Tri-Party 0.23%, dated 3/31/09, due 4/01/09, maturity value $70,000,447 (collateralized by U.S. government obligations, value $71,400,000).	70,000,000	70,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.28%, dated 3/31/09, due 4/01/09, maturity value $70,000,544 (collateralized by U.S. government obligations, value $71,400,000).	70,000,000	70,000,000
Credit Suisse First Boston Tri-Party 0.28%, dated 3/31/09, due 4/01/09, maturity value $100,000,778 (collateralized by U.S. government obligations, value $102,004,370).	100,000,000	100,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.17%, dated 3/31/09, due 4/01/09, maturity value $100,000,472 (collateralized by U.S. government obligations, value $102,000,000).	100,000,000	100,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.17%, dated 3/31/09, due 4/01/09, maturity value $3,681,017 (collateralized by U.S. government obligations, value $3,754,620).	3,681,000	3,681,000
J.P. Morgan Securities Inc. Tri-Party 0.24%, dated 3/31/09, due 4/01/09, maturity value $100,000,667 (collateralized by U.S. government obligations, value $102,002,701).	100,000,000	100,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $543,681,000)		543,681,000

TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $543,681,000)		543,681,000
Other Assets, Less Liabilities — (0.01)%		(40,797)

NET ASSETS — 100.00%		$543,640,203

See accompanying notes to schedules of investments.

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments (Unaudited)

March 31, 2009

Security		Value
MASTER PORTFOLIOS — 70.40%
Active Stock Master Portfolio(a)		$45,815,135
CoreAlpha Bond Master Portfolio(a)		123,180,425

TOTAL MASTER PORTFOLIOS		168,995,560

Security	Shares	Value
EXCHANGE-TRADED FUNDS — 27.76%
iShares Barclays TIPS Bond Fund(a)	212,935	21,879,071
iShares Cohen & Steers Realty Majors Index Fund(a)	42,230	1,172,305
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	125,589	2,329,676
iShares MSCI Canada Index Fund(a)	106,016	1,745,023
iShares MSCI EAFE Index Fund(a)(b)	438,791	16,494,154
iShares MSCI EAFE Small Cap Index Fund(a)	81,568	1,843,437
iShares MSCI Emerging Markets Index Fund(a)	194,543	4,826,612
iShares S&P MidCap 400 Index Fund(a)	226,550	11,021,657
iShares S&P SmallCap 600 Index Fund(a)(b)	145,833	5,321,446

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $85,365,484)		66,633,381

Security	Shares	Value
SHORT-TERM INVESTMENTS — 3.77%

MONEY MARKET FUNDS — 3.77%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(a)(c)(d)	7,922,448	7,922,448
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(a)(c)(d)	1,123,659	1,123,659

		9,046,107

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,046,107)		9,046,107

TOTAL INVESTMENTS — 101.93%		244,675,048
Other Assets, Less Liabilities — (1.93)%		(4,623,310)

NET ASSETS — 100.00%		$240,051,738

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments (Unaudited)

March 31, 2009

Security		Value
MASTER PORTFOLIOS—69.12%
Active Stock Master Portfolio(a)		$133,324,840
CoreAlpha Bond Master Portfolio(a)		313,274,566

TOTAL MASTER PORTFOLIOS		446,599,406

Security	Shares	Value
EXCHANGE-TRADED FUNDS—28.60%
iShares Barclays TIPS Bond Fund(a)	553,125	56,833,594
iShares Cohen & Steers Realty Majors Index Fund(a)	135,676	3,766,366
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	428,789	7,954,036
iShares MSCI Canada Index Fund(a)	303,363	4,993,355
iShares MSCI EAFE Index Fund(a)(b)	1,239,820	46,604,834
iShares MSCI EAFE Small Cap Index Fund(a)	244,294	5,521,044
iShares MSCI Emerging Markets Index Fund(a)	563,201	13,973,017
iShares S&P MidCap 400 Index Fund(a)	626,448	30,476,695
iShares S&P SmallCap 600 Index Fund(a)(b)	401,094	14,635,920

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $240,589,660)		184,758,861

Security	Shares	Value
SHORT-TERM INVESTMENTS—4.11%

MONEY MARKET FUNDS—4.11%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(a)(c)(d)	23,115,424	23,115,424
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(a)(c)(d)	3,469,003	3,469,003

		26,584,427

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,584,427)		26,584,427

TOTAL INVESTMENTS —101.83%		657,942,694
Other Assets, Less Liabilities —(1.83)%		(11,814,883)

NET ASSETS —100.00%		$646,127,811

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments (Unaudited)

March 31, 2009

Security		Value
MASTER PORTFOLIOS—62.64%
Active Stock Master Portfolio(a)		$358,348,965
CoreAlpha Bond Master Portfolio(a)		359,361,168

TOTAL MASTER PORTFOLIOS		717,710,133

Security	Shares	Value
EXCHANGE-TRADED FUNDS—35.42%
iShares Barclays TIPS Bond Fund(a)(b)	602,129	61,868,755
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	642,702	17,841,407
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	2,044,101	37,918,074
iShares MSCI Canada Index Fund(a)	809,907	13,331,069
iShares MSCI EAFE Index Fund(a)(b)	3,307,407	124,325,429
iShares MSCI EAFE Small Cap Index Fund(a)	654,531	14,792,401
iShares MSCI Emerging Markets Index Fund(a)	1,513,567	37,551,597
iShares S&P MidCap 400 Index Fund(a)(b)	1,362,110	66,266,651
iShares S&P SmallCap 600 Index Fund(a)(b)	875,245	31,937,690

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $573,479,576)		405,833,073

Security	Shares	Value
SHORT-TERM INVESTMENTS—4.56%

MONEY MARKET FUNDS—4.56%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(a)(c)(d)	45,506,695	45,506,695
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(a)(c)(d)	6,723,616	6,723,616

		52,230,311

TOTAL SHORT-TERM INVESTMENTS
(Cost: $52,230,311)		52,230,311

TOTAL INVESTMENTS — 102.62%		1,175,773,517
Other Assets, Less Liabilities — (2.62)%		(30,011,903)

NET ASSETS — 100.00%		$1,145,761,614

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments (Unaudited)

March 31, 2009

Security		Value
MASTER PORTFOLIOS — 57.83%
Active Stock Master Portfolio(a)		$341,047,734
CoreAlpha Bond Master Portfolio(a)		167,752,983

TOTAL MASTER PORTFOLIOS		508,800,717

Security	Shares	Value
EXCHANGE-TRADED FUNDS — 40.69%
iShares Barclays TIPS Bond Fund(a)(b)	268,557	27,594,232
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	796,418	22,108,564
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	2,346,399	43,525,701
iShares MSCI Canada Index Fund(a)	782,656	12,882,518
iShares MSCI EAFE Index Fund(a)(b)	3,161,852	118,854,017
iShares MSCI EAFE Small Cap Index Fund(a)(b)	594,462	13,434,841
iShares MSCI Emerging Markets Index Fund(a)	1,416,041	35,131,977
iShares S&P MidCap 400 Index Fund(a)(b)	1,167,043	56,776,642
iShares S&P SmallCap 600 Index Fund(a)(b)	760,121	27,736,815

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $526,168,735)		358,045,307

Security	Shares	Value
SHORT-TERM INVESTMENTS — 6.73%

MONEY MARKET FUNDS — 6.73%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(a)(c)(d)	51,374,909	51,374,909
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(a)(c)(d)	7,797,161	7,797,161

		59,172,070

TOTAL SHORT-TERM INVESTMENTS
(Cost: $59,172,070)		59,172,070

TOTAL INVESTMENTS — 105.25%		926,018,094
Other Assets, Less Liabilities — (5.25)%		(46,185,586)

NET ASSETS — 100.00%		$879,832,508

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments (Unaudited)

March 31, 2009

Security		Value
MASTER PORTFOLIOS — 53.84%
Active Stock Master Portfolio(a)		$300,337,330
CoreAlpha Bond Master Portfolio(a)		59,904,244

TOTAL MASTER PORTFOLIOS		360,241,574

Security	Shares	Value
EXCHANGE-TRADED FUNDS — 45.10%
iShares Barclays TIPS Bond Fund(a)	78,053	8,019,946
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	758,907	21,067,258
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	2,242,069	41,590,380
iShares MSCI Canada Index Fund(a)	700,963	11,537,851
iShares MSCI EAFE Index Fund(a)(b)	2,814,664	105,803,220
iShares MSCI EAFE Small Cap Index Fund(a)	531,124	12,003,402
iShares MSCI Emerging Markets Index Fund(a)	1,260,016	31,260,997
iShares S&P MidCap 400 Index Fund(a)	975,529	47,459,486
iShares S&P SmallCap 600 Index Fund(a)(b)	629,908	22,985,343

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $462,046,961)		301,727,883

Security	Shares	Value
SHORT-TERM INVESTMENTS — 11.08%

MONEY MARKET FUNDS — 11.08%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(a)(c)(d)	64,273,623	64,273,623
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(a)(c)(d)	9,882,851	9,882,851

		74,156,474

TOTAL SHORT-TERM INVESTMENTS
(Cost: $74,156,474)		74,156,474

TOTAL INVESTMENTS — 110.02%		736,125,931
Other Assets, Less Liabilities — (10.02)%		(67,069,762)

NET ASSETS — 100.00%		$669,056,169

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2050 MASTER PORTFOLIO

Schedule of Investments (Unaudited)

March 31, 2009

Security		Value
MASTER PORTFOLIOS — 46.79%
Active Stock Master Portfolio(a)		$4,189,221
CoreAlpha Bond Master Portfolio(a)		80,725

TOTAL MASTER PORTFOLIOS		4,269,946

Security	Shares	Value
EXCHANGE-TRADED FUNDS — 53.01%
iShares Cohen & Steers Realty Majors Index Fund(a)	10,189	282,847
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	30,620	568,001
iShares MSCI Canada Index Fund(a)	10,481	172,517
iShares MSCI EAFE Index Fund(a)(b)	44,810	1,684,408
iShares MSCI EAFE Small Cap Index Fund(a)	8,300	187,580
iShares MSCI Emerging Markets Index Fund(a)	21,020	521,506
iShares S&P MidCap 400 Index Fund(a)	19,746	960,643
iShares S&P SmallCap 600 Index Fund(a)(b)	12,601	459,810

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $5,758,239)		4,837,312

Security	Shares	Value
SHORT-TERM INVESTMENTS — 10.30%

MONEY MARKET FUNDS — 10.30%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(a)(c)(d)	823,898	823,898
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(a)(c)(d)	116,548	116,548

		940,446

TOTAL SHORT-TERM INVESTMENTS
(Cost: $940,446)		940,446

TOTAL INVESTMENTS — 110.10%		10,047,704
Other Assets, Less Liabilities — (10.10)%		(921,639)

NET ASSETS — 100.00%		$9,126,065

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited)

March 31, 2009

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—9.80%
Abbey National Treasury Services PLC
2.87%, 04/20/09	$300,000,000	$300,001,540
Banco Bilbao Vizcaya Argentaria SA
0.97%, 06/09/09	100,000,000	100,008,605
1.01%, 06/16/09	175,000,000	175,003,685
3.22%, 08/20/09	150,000,000	150,002,844
Bank of Nova Scotia
0.66%, 04/30/09	175,000,000	175,001,408
BNP Paribas
0.42%, 04/09/09	350,000,000	350,000,000
Royal Bank of Scotland NY
2.64%, 04/09/09	125,000,000	125,000,135
Toronto-Dominion Bank (The)
2.65%, 04/13/09	175,000,000	175,000,000
UBS Finance (Delaware) LLC
0.58%, 04/28/09	545,000,000	545,000,000
UniCredito Italiano
0.65%, 04/01/09	150,000,000	150,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $2,245,018,217)		2,245,018,217

Security	Face Amount	Value
COMMERCIAL PAPER—42.03%
Amsterdam Funding Corp.
0.57%, 04/03/09(a)	95,000,000	94,996,992
Australia & New Zealand Banking Group Ltd.
3.20%, 07/24/09	320,000,000	316,757,332
Barton Capital Corp.
0.55%, 04/01/09(a)	198,000,000	198,000,000
0.57%, 04/01/09(a)	70,541,000	70,541,000
0.57%, 04/02/09(a)	144,807,000	144,804,707
BNP Paribas Finance Inc.
0.45%, 04/13/09	250,000,000	249,962,500
Bryant Park Funding LLC
0.65%, 06/10/09(a)	50,000,000	49,936,806
Chariot Funding LLC
0.45%, 05/26/09(a)	51,000,000	50,964,938
0.50%, 04/21/09(a)	202,000,000	201,943,889
0.50%, 04/23/09(a)	51,000,000	50,984,416
0.50%, 06/22/09(a)	115,000,000	114,869,028
0.50%, 06/30/09(a)	59,303,000	59,228,871
Charta LLC
0.80%, 05/18/09(a)	45,000,000	44,953,000
0.85%, 05/15/09(a)	200,000,000	199,792,222
Citibank Omni Master Trust
1.75%, 04/08/09(a)	110,000,000	109,962,569
CRC Funding LLC
0.85%, 05/15/09(a)	130,000,000	129,864,944
Danske Corp.
0.50%, 04/01/09	250,000,000	250,000,000
DnB NOR Bank ASA
0.91%, 05/05/09	140,000,000	139,879,678
E.ON AG
0.60%, 04/30/09	100,000,000	99,951,667

0.85%, 05/11/09	75,000,000	74,929,167
Edison Asset Securitization LLC
0.70%, 06/22/09(a)	40,000,000	39,936,222
0.70%, 06/23/09(a)	100,000,000	99,838,611
0.72%, 06/05/09(a)	300,000,000	299,610,000
Enterprise Funding Corp.
0.37%, 04/13/09(a)	193,365,000	193,341,151
0.40%, 04/06/09(a)	108,070,000	108,063,996
Falcon Asset Securitization Corp.
0.50%, 05/21/09(a)	251,000,000	250,825,694
0.50%, 06/15/09(a)	65,000,000	64,932,292
0.50%, 06/19/09(a)	101,141,000	101,030,026
0.50%, 06/22/09(a)	175,000,000	174,800,694
General Electric Capital Corp.
0.15%, 04/01/09	230,000,000	230,000,000
GOVCO LLC
1.00%, 06/01/09(a)	270,000,000	269,542,500
1.05%, 06/15/09(a)	100,000,000	99,781,250
Greenwich Capital Holdings Inc.
0.73%, 04/06/09	150,000,000	149,984,792
Jupiter Securitization Corp.
0.40%, 04/07/09(a)	125,000,000	124,991,667
0.50%, 04/22/09(a)	225,000,000	224,934,375
0.50%, 04/23/09(a)	100,000,000	99,969,445
LMA Americas LLC
0.57%, 04/21/09(a)	25,000,000	24,992,083
Nordea North America Inc.
0.77%, 04/29/09	250,000,000	249,850,278
0.90%, 05/04/09	175,000,000	174,855,625
Park Avenue Receivables Corp.
0.40%, 04/08/09(a)	100,000,000	99,992,222
0.45%, 05/27/09(a)	100,000,000	99,930,000
0.50%, 04/17/09(a)	125,000,000	124,972,222
0.50%, 05/11/09(a)	125,000,000	124,930,556
0.50%, 05/12/09(a)	125,000,000	124,928,819
0.50%, 05/19/09(a)	204,800,000	204,663,467
Rabobank USA Financial Corp.
0.74%, 06/15/09	315,000,000	314,514,375
Ranger Funding Co. LLC
0.37%, 04/14/09(a)	190,205,000	190,179,586
0.40%, 04/09/09(a)	181,384,000	181,367,877
0.55%, 06/17/09(a)	100,000,000	99,882,361
Regency Markets No. 1 LLC
0.75%, 06/10/09(a)	66,598,000	66,500,878
Societe Generale North America Inc.
0.73%, 05/18/09	350,000,000	349,666,431
0.83%, 04/06/09	175,000,000	174,979,826
Solitaire Funding Ltd.
0.57%, 04/22/09(a)	250,000,000	249,916,875
Tempo Finance Ltd.
0.50%, 04/06/09(a)	35,000,000	34,997,569
0.65%, 05/12/09(a)	81,000,000	80,940,037
Thunder Bay Funding LLC
0.45%, 04/06/09(a)	81,298,000	81,292,919
0.55%, 04/03/09(a)	45,886,000	45,884,598
0.60%, 04/03/09(a)	50,055,000	50,053,332
Variable Funding Capital Corp.
0.60%, 04/07/09(a)	150,000,000	149,985,000
0.65%, 04/06/09(a)	150,000,000	149,986,458
0.65%, 04/27/09(a)	250,000,000	249,882,639
Windmill Funding Corp.
0.52%, 04/09/09(a)	150,000,000	149,982,667
0.52%, 04/27/09(a)	125,000,000	124,953,056
0.57%, 04/02/09(a)	140,000,000	139,997,783

Yorktown Capital LLC
0.37%, 04/13/09(a)	214,018,000	213,991,605
0.67%, 05/04/09(a)	115,210,000	115,139,242

TOTAL COMMERCIAL PAPER
(Cost: $9,627,116,827)		9,627,116,827

Security	Face Amount	Value
MEDIUM-TERM NOTES—1.69%
Commonwealth Bank of Australia
1.43%, 08/03/09	100,000,000	100,000,000
Federal Home Loan Bank
0.95%, 04/01/10	225,000,000	225,000,000
Wal-Mart Stores Inc.
6.88%, 08/10/09	60,868,000	61,727,843

TOTAL MEDIUM-TERM NOTES
(Cost: $386,727,843)		386,727,843

Security	Face Amount	Value
REPURCHASE AGREEMENTS—28.10%
Banc of America Securities LLC Tri-Party 0.23%, dated 3/31/09, due 4/1/09, maturity value $100,000,639 (collateralized by U.S. government obligations, value $102,000,001).	100,000,000	100,000,000
Banc of America Securities LLC Tri-Party 0.23%, dated 3/31/09, due 4/1/09, maturity value $40,000,256 (collateralized by U.S. government obligations, value $40,800,000).	40,000,000	40,000,000
Bank of America N.A. Tri-Party 0.23%, dated 3/31/09, due 4/1/09, maturity value $230,001,469 (collateralized by U.S. government obligations, value $234,600,000).	230,000,000	230,000,000
BNP Paribas Securities Corp. Tri-Party 0.46%, dated 3/31/09, due 4/1/09, maturity value $550,007,066 (collateralized by non-U.S. government debt securities, value $566,500,000).	550,000,000	550,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.28%, dated 3/31/09, due 4/1/09, maturity value $125,000,972 (collateralized by U.S. government obligations, value $127,500,000).	125,000,000	125,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.28%, dated 3/31/09, due 4/1/09, maturity value $230,001,789 (collateralized by U.S. government obligations, value $234,600,000).	230,000,000	230,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.51%, dated 3/31/09, due 4/1/09, maturity value $725,010,321 (collateralized by non-U.S. government debt securities, value $753,542,144).	725,000,000	725,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.71%, dated 3/31/09, due 4/1/09, maturity value $160,003,167 (collateralized by non-U.S. government debt securities, value $166,298,956).	160,000,000	160,000,000
Credit Suisse First Boston Tri-Party 0.28%, dated 3/31/09, due 4/1/09, maturity value $250,001,944 (collateralized by U.S. government obligations, value $255,000,445).	250,000,000	250,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.17%, dated 3/31/09, due 4/1/09, maturity value $650,003,069 (collateralized by U.S. government obligations, value $664,000,001).	650,000,000	650,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.72%, dated 3/20/09, due 4/20/09, maturity value $500,310,000 (collateralized by non-U.S. government debt securities, value $510,985,367).(b)	500,000,000	500,000,000
Greenwich Capital Markets Inc. Tri-Party 0.56%, dated 3/31/09, due 4/1/09, maturity value $575,008,984 (collateralized by U.S. government obligations, value $586,502,925).	575,000,000	575,000,000
HSBC Securities (USA) Inc. Tri-Party 0.39%, dated 3/31/09, due 4/1/09, maturity value $100,001,090 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $104,929,153).	100,000,000	100,000,000
J.P. Morgan Securities Inc. Tri-Party 0.10%, dated 3/31/09, due 4/1/09, maturity value $150,000,417 (collateralized by U.S. government obligations, value $153,004,051).	150,000,000	150,000,000
J.P. Morgan Securities Inc. Tri-Party 0.17%, dated 3/31/09, due 4/1/09, maturity value $700,003,306 (collateralized by U.S. government obligations, value $714,001,057).	700,000,000	700,000,000

J.P. Morgan Securities Inc. Tri-Party 0.24%, dated 3/31/09, due 4/1/09, maturity value $250,001,667 (collateralized by U.S. government obligations, value $255,001,273).	250,000,000	250,000,000
J.P. Morgan Securities Inc. Tri-Party 0.24%, dated 3/31/09, due 4/1/09, maturity value $500,003,333 (collateralized by U.S. government obligations, value $510,002,994).	500,000,000	500,000,000
J.P. Morgan Securities Inc. Tri-Party 0.46%, dated 3/31/09, due 4/1/09, maturity value $500,006,424 (collateralized by non-U.S. government debt securities, value $515,000,106).	500,000,000	500,000,000
Morgan Stanley Tri-Party 0.56%, dated 3/31/09, due 4/1/09, maturity value $100,001,563 (collateralized by non-U.S. government debt securities, value $112,723,178).	100,000,000	100,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $6,435,000,000)		6,435,000,000

Security	Face Amount	Value
TIME DEPOSITS—6.49%
Citibank N.A.
0.22%, 04/01/09	125,000,000	125,000,000
0.25%, 04/01/09	137,228,000	137,228,000
ING Groep NV
0.25%, 04/01/09	140,000,000	140,000,000
KBC Bank
0.15%, 04/01/09	360,488,000	360,488,000
National Australia Bank Ltd.
0.06%, 04/01/09	200,000,000	200,000,000
Royal Bank of Canada
0.03%, 04/01/09	23,522,000	23,522,000
0.25%, 04/01/09	300,000,000	300,000,000
Societe Generale
0.10%, 04/01/09	200,000,000	200,000,000

TOTAL TIME DEPOSITS
(Cost: $1,486,238,000)		1,486,238,000

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—12.74%
American Express Bank FSB
0.58%, 06/12/09	50,000,000	49,929,110
Bank of America N.A.
1.63%, 10/02/09	225,000,000	225,000,000
BBVA U.S. Senior SA Unipersonal
1.21%, 04/17/09(a)	50,000,000	49,991,232
General Electric Capital Corp.
0.56%, 04/24/09	60,000,000	60,000,059
ING Groep NV
1.67%, 06/17/09(a)	325,000,000	325,000,000
Metropolitan Life Insurance Co.
1.59%, 07/20/09(b)	25,000,000	25,000,000
1.69%, 08/18/09(b)	50,000,000	50,000,000
Monumental Global Funding III
1.64%, 08/17/09(a)	150,000,000	150,000,000
Pricoa Global Funding I
1.52%, 06/12/09(a)	100,000,000	100,000,000
Procter & Gamble Co.
1.31%, 09/09/09	100,000,000	100,000,000
Royal Bank of Canada
1.44%, 08/07/09	50,000,000	50,000,000
1.74%, 10/01/09	125,000,000	125,000,000
Toyota Motor Credit Corp.
0.66%, 09/22/09	275,000,000	275,000,000
0.66%, 10/02/09	200,000,000	200,000,000
Wachovia Bank N.A.

1.64%, 05/01/09	492,000,000	492,000,000
Wells Fargo & Co.
3.55%, 05/01/09(a)	164,900,000	164,904,642
Wells Fargo Bank N.A.
0.80%, 09/10/09	250,000,000	250,000,000
Westpac Banking Corp.
1.52%, 06/10/09	225,000,000	225,000,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $2,916,825,043)		2,916,825,043

TOTAL INVESTMENTS IN SECURITIES—100.85%
(Cost: $23,096,925,930)		23,096,925,930

Other Assets, Less Liabilities—(0.85)%		(194,442,734)
NET ASSETS—100.00%		$22,902,483,196

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

See accompanying notes to schedules of investments.

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited)

March 31, 2009

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—7.11%
Banco Bilbao Vizcaya Argentaria SA
0.81%, 04/30/09	$250,000,000	$250,002,009
1.01%, 06/16/09	75,000,000	75,001,579
Bank of Nova Scotia
0.66%, 04/30/09	75,000,000	75,000,603
2.51%, 04/01/09	150,000,000	150,000,000
BNP Paribas
0.42%, 04/09/09	150,000,000	150,000,000
Royal Bank of Scotland NY
2.64%, 04/09/09	75,000,000	75,000,080
Svenska Handelsbanken
0.86%, 04/28/09	225,000,000	225,001,684
Toronto-Dominion Bank (The)
2.65%, 04/13/09	75,000,000	75,000,000
UniCredito Italiano
0.65%, 04/01/09	100,000,000	100,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $1,175,005,955)		1,175,005,955

Security	Face Amount	Value
COMMERCIAL PAPER—36.41%
Australia & New Zealand Banking Group Ltd.
3.20%, 07/24/09	180,000,000	178,176,000
BNP Paribas Finance Inc.
0.45%, 04/13/09	150,000,000	149,977,500
Bryant Park Funding LLC
0.50%, 04/21/09(a)	150,203,000	150,161,277
0.50%, 04/22/09(a)	120,000,000	119,965,000
0.65%, 06/10/09(a)	42,406,000	42,352,404
Chariot Funding LLC
0.40%, 04/06/09(a)	192,730,000	192,719,292
0.40%, 04/07/09(a)	101,000,000	100,993,267
Charta LLC
0.85%, 05/15/09(a)	100,000,000	99,896,111
CRC Funding LLC
0.85%, 05/15/09(a)	100,000,000	99,896,111
Danske Corp.
0.50%, 04/01/09	200,000,000	200,000,000
DnB NOR Bank ASA
0.91%, 05/05/09	75,000,000	74,935,542
E.ON AG
0.85%, 05/11/09	25,000,000	24,976,389
Enterprise Funding Corp.
0.37%, 04/13/09(a)	150,000,000	149,981,500
0.40%, 04/06/09(a)	75,000,000	74,995,833
Falcon Asset Securitization Corp.
0.45%, 05/28/09(a)	151,000,000	150,892,413
0.50%, 05/15/09(a)	250,000,000	249,847,222
0.50%, 05/21/09(a)	100,000,000	99,930,556
0.50%, 06/15/09(a)	35,000,000	34,963,542
0.50%, 06/22/09(a)	74,000,000	73,915,722
GOVCO LLC
0.85%, 04/20/09(a)	250,000,000	249,887,847
1.05%, 06/15/09(a)	76,000,000	75,833,750

Greenwich Capital Holdings Inc.
0.73%, 04/06/09	200,000,000	199,979,722
Jupiter Securitization Corp.
0.40%, 04/02/09(a)	100,000,000	99,998,889
Kitty Hawk Funding Corp.
0.37%, 04/03/09(a)	150,503,000	150,499,907
0.37%, 04/09/09(a)	192,491,000	192,475,173
LMA Americas LLC
0.53%, 04/15/09(a)	100,000,000	99,979,389
0.57%, 04/21/09(a)	180,200,000	180,142,937
0.65%, 05/29/09(a)	104,500,000	104,390,565
Nordea North America Inc.
0.90%, 05/04/09	75,000,000	74,938,125
Park Avenue Receivables Corp.
0.40%, 04/07/09(a)	90,000,000	89,994,000
0.50%, 04/20/09(a)	150,000,000	149,960,416
0.50%, 05/11/09(a)	75,000,000	74,958,333
Rabobank USA Financial Corp.
0.74%, 06/15/09	150,000,000	149,768,750
Ranger Funding Co. LLC
0.37%, 04/13/09(a)	162,368,000	162,347,974
0.40%, 04/09/09(a)	200,000,000	199,982,222
Regency Markets No. 1 LLC
0.75%, 06/10/09(a)	66,598,000	66,500,878
Societe Generale North America Inc.
0.73%, 05/18/09	150,000,000	149,857,042
0.83%, 04/06/09	75,000,000	74,991,354
Solitaire Funding Ltd.
0.57%, 04/22/09(a)	165,000,000	164,945,138
Tempo Finance Ltd.
0.65%, 05/05/09(a)	49,000,000	48,969,919
Thunder Bay Funding LLC
0.55%, 05/11/09(a)	86,809,000	86,755,950
Variable Funding Capital Corp.
0.50%, 04/16/09(a)	50,000,000	49,989,583
0.60%, 04/07/09(a)	150,000,000	149,985,000
0.60%, 04/09/09(a)	150,000,000	149,980,000
0.65%, 04/06/09(a)	150,000,000	149,986,458
Windmill Funding Corp.
0.50%, 04/07/09(a)	65,000,000	64,994,583
0.52%, 04/27/09(a)	75,000,000	74,971,833
0.57%, 04/02/09(a)	60,000,000	59,999,050
Yorktown Capital LLC
0.37%, 04/14/09(a)	145,156,000	145,136,606
0.40%, 04/06/09(a)	55,998,000	55,994,889

TOTAL COMMERCIAL PAPER
(Cost: $6,016,771,963)		6,016,771,963

Security	Face Amount	Value
MEDIUM-TERM NOTES—1.49%
Commonwealth Bank of Australia
1.43%, 08/03/09	100,000,000	100,000,000
Federal Home Loan Bank
0.95%, 04/01/10	75,000,000	75,000,000
MassMutual Global Funding II
3.80%, 04/15/09(a)	40,000,000	40,019,339
Wal-Mart Stores Inc.
6.88%, 08/10/09	30,000,000	30,423,790

TOTAL MEDIUM-TERM NOTES
(Cost: $245,443,129)		245,443,129

Security	Face Amount	Value
REPURCHASE AGREEMENTS—38.55%
Banc of America Securities LLC Tri-Party 0.23%, dated 3/31/09, due 4/1/09, maturity value $150,000,958 (collateralized by U.S. government obligations, value $153,000,000).	150,000,000	150,000,000
Banc of America Securities LLC Tri-Party 0.23%, dated 3/31/09, due 4/1/09, maturity value $40,000,256 (collateralized by U.S. government obligations, value $40,800,000).	40,000,000	40,000,000
Banc of America Securities LLC Tri-Party 0.23%, dated 3/31/09, due 4/1/09, maturity value $500,003,194 (collateralized by U.S. government obligations, value $510,000,001).	500,000,000	500,000,000
Banc of America Securities LLC Tri-Party 0.23%, dated 3/31/09, due 4/1/09, maturity value $800,005,111 (collateralized by U.S. government obligations, value $816,000,000).	800,000,000	800,000,000
Bank of America N.A. Tri-Party 0.23%, dated 3/31/09, due 4/1/09, maturity value $200,001,278 (collateralized by U.S. government obligations, value $204,000,000).	200,000,000	200,000,000
BNP Paribas Securities Corp. Tri-Party 0.46%, dated 3/31/09, due 4/1/09, maturity value $400,005,139 (collateralized by non-U.S. government debt securities, value $412,000,001).	400,000,000	400,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.28%, dated 3/31/09, due 4/1/09, maturity value $400,003,112 (collateralized by U.S. government obligations, value $408,000,001).	400,000,000	400,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.51%, dated 3/31/09, due 4/1/09, maturity value $450,006,406 (collateralized by non-U.S. government debt securities, value $468,011,712).	450,000,000	450,000,000
Credit Suisse First Boston Tri-Party 0.28%, dated 3/31/09, due 4/1/09, maturity value $150,001,167 (collateralized by U.S. government obligations, value $153,001,700).	150,000,000	150,000,000
Credit Suisse First Boston Tri-Party 0.28%, dated 3/31/09, due 4/1/09, maturity value $400,003,111 (collateralized by U.S. government obligations, value $408,002,982).	400,000,000	400,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.02%, dated 3/31/09, due 4/1/09, maturity value $3,812,002 (collateralized by U.S. government obligations, value $3,888,244).	3,812,000	3,812,000
Goldman Sachs Group Inc. (The) Tri-Party 0.17%, dated 3/31/09, due 4/1/09, maturity value $146,319,691 (collateralized by U.S. government obligations, value $150,708,571).	146,319,000	146,319,000
Goldman Sachs Group Inc. (The) Tri-Party 0.17%, dated 3/31/09, due 4/1/09, maturity value $775,003,660 (collateralized by U.S. government obligations, value $795,000,001).	775,000,000	775,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.72%, dated 3/31/09, due 4/20/09, maturity value $250,155,000 (collateralized by non-U.S. government debt securities, value $255,000,001).(b)	250,000,000	250,000,000
J.P. Morgan Securities Inc. Tri-Party 0.10%, dated 3/31/09, due 4/1/09, maturity value $150,000,417 (collateralized by U.S. government obligations, value $153,004,051).	150,000,000	150,000,000
J.P. Morgan Securities Inc. Tri-Party 0.17%, dated 3/31/09, due 4/1/09, maturity value $150,000,708 (collateralized by U.S. government obligations, value $153,001,865).	150,000,000	150,000,000
J.P. Morgan Securities Inc. Tri-Party 0.17%, dated 3/31/09, due 4/1/09, maturity value $250,001,181 (collateralized by U.S. government obligations, value $255,003,108).	250,000,000	250,000,000
J.P. Morgan Securities Inc. Tri-Party 0.18%, dated 3/31/09, due 4/1/09, maturity value $130,000,650 (collateralized by U.S. government obligations, value $132,602,635).	130,000,000	130,000,000
J.P. Morgan Securities Inc. Tri-Party 0.24%, dated 3/31/09, due 4/1/09, maturity value $200,001,333 (collateralized by U.S. government obligations, value $204,000,415).	200,000,000	200,000,000
J.P. Morgan Securities Inc. Tri-Party 0.24%, dated 3/31/09, due 4/1/09, maturity value $250,001,667 (collateralized by U.S. government obligations, value $255,000,290).	250,000,000	250,000,000
J.P. Morgan Securities Inc. Tri-Party 0.46%, dated 3/31/09, due 4/1/09, maturity value $225,002,891 (collateralized by non-U.S. government debt securities, value $236,251,135).	225,000,000	225,000,000
J.P. Morgan Securities Inc. Tri-Party 0.46%, dated 3/31/09, due 4/1/09, maturity value $350,004,497 (collateralized by non-U.S. government debt securities, value $360,504,214).	350,000,000	350,000,000

TOTAL REPURCHASE AGREEMENTS

(Cost: $6,370,131,000)		6,370,131,000

Security	Face Amount	Value
TIME DEPOSITS—6.02%
Bank of Nova Scotia
0.19%, 04/01/09	305,000,000	305,000,000
Citibank N.A.
0.22%, 04/01/09	100,000,000	100,000,000
KBC Bank
0.15%, 04/01/09	139,512,000	139,512,000
0.70%, 04/01/09	200,000,000	200,000,000
Royal Bank of Canada
0.25%, 04/01/09	250,000,000	250,000,000

TOTAL TIME DEPOSITS
(Cost: $994,512,000)		994,512,000

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—10.79%
Australia & New Zealand Banking Group Ltd.
1.49%, 07/02/09	50,000,000	49,986,738
Bank of America N.A.
1.63%, 10/02/09	75,000,000	75,000,000
Commonwealth Bank of Australia
1.31%, 07/16/09	150,000,000	150,000,000
General Electric Capital Corp.
0.56%, 04/24/09	65,000,000	65,000,000
1.42%, 06/15/09	25,000,000	24,999,090
ING Groep NV
1.67%, 06/17/09(a)	100,000,000	100,000,000
John Hancock Global Funding II
1.31%, 04/27/09(a)	10,685,000	10,683,646
Metropolitan Life Insurance Co.
1.61%, 07/27/09(b)	50,000,000	50,000,000
Metropolitan Life Insurance Funding
1.76%, 02/01/10(a)(b)	15,000,000	15,000,000
Monumental Global Funding III
1.64%, 08/17/09(a)	50,000,000	50,000,000
National Australia Bank Ltd.
1.51%, 07/06/09	75,000,000	75,013,970
Procter & Gamble Co.
1.42%, 07/06/09(a)	50,000,000	50,001,997
Rabobank Nederland
1.43%, 10/09/09	13,500,000	13,504,842
Royal Bank of Canada
0.96%, 07/15/09	25,500,000	25,500,000
1.44%, 08/07/09	50,000,000	50,000,000
1.74%, 10/01/09	100,000,000	100,000,000
U.S. Bancorp
0.55%, 04/28/09	87,000,000	86,994,302
Wachovia Bank N.A.
1.64%, 05/01/09	239,000,000	239,000,000
Wells Fargo & Co.
3.55%, 05/01/09(a)	50,000,000	50,002,085
Wells Fargo Bank N.A.
0.80%, 09/10/09	250,000,000	250,000,000
Westpac Banking Corp.
1.52%, 06/10/09	175,000,000	175,000,000
1.55%, 08/20/09	75,000,000	75,000,000
World Savings Bank FSB
1.28%, 05/08/09	3,100,000	3,097,856

TOTAL VARIABLE & FLOATING RATE NOTES

(Cost: $1,783,784,526)	1,783,784,526

TOTAL INVESTMENTS IN SECURITIES —100.37%
(Cost: $16,585,648,573)	16,585,648,573
Other Assets, Less Liabilities—(0.37)%	(60,637,671)

NET ASSETS—100.00%	$16,525,010,902

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited)

March 31, 2009

Security	Shares	Value
COMMON STOCKS—97.08%

ADVERTISING—0.13%
Interpublic Group of Companies Inc. (The)(a)(b)	99,201	$408,708
Omnicom Group Inc.(b)	64,102	1,499,987

		1,908,695
AEROSPACE & DEFENSE—2.16%
Boeing Co. (The)(b)	150,172	5,343,120
General Dynamics Corp.	79,888	3,322,542
Goodrich Corp.	25,169	953,653
L-3 Communications Holdings Inc.(b)	24,620	1,669,236
Lockheed Martin Corp.	68,225	4,709,572
Northrop Grumman Corp.	66,998	2,923,793
Raytheon Co.	84,155	3,276,996
Rockwell Collins Inc.(b)	32,192	1,050,747
United Technologies Corp.(b)	194,799	8,372,461

		31,622,120
AGRICULTURE—2.58%
Altria Group Inc.	423,876	6,790,494
Archer-Daniels-Midland Co.(b)	131,451	3,651,709
Lorillard Inc.	34,442	2,126,449
Monsanto Co.	112,580	9,355,398
Philip Morris International Inc.(b)	413,565	14,714,643
Reynolds American Inc.(b)	34,492	1,236,193

		37,874,886
AIRLINES—0.06%
Southwest Airlines Co.(b)	150,333	951,608

		951,608
APPAREL—0.44%
Coach Inc.(a)	67,307	1,124,027
Nike Inc. Class B(b)	80,397	3,769,815
Polo Ralph Lauren Corp.	11,591	489,720
VF Corp.(b)	17,847	1,019,242

		6,402,804
AUTO MANUFACTURERS—0.23%
Ford Motor Co.(a)(b)	483,307	1,271,097
General Motors Corp.(b)	126,659	245,718
PACCAR Inc.(b)	74,257	1,912,860

		3,429,675
AUTO PARTS & EQUIPMENT—0.12%
Goodyear Tire & Rubber Co. (The)(a)(b)	50,560	316,506
Johnson Controls Inc.(b)	120,802	1,449,624

		1,766,130
BANKS—3.34%
Bank of America Corp.	1,313,798	8,960,102
Bank of New York Mellon Corp. (The)	236,047	6,668,328

BB&T Corp.(b)	114,519	1,937,661
Comerica Inc.	30,769	563,380
Discover Financial Services	98,238	619,882
Fifth Third Bancorp(b)	119,661	349,410
First Horizon National Corp.(b)	44,245	475,191
Huntington Bancshares Inc.(b)	77,019	127,852
KeyCorp(b)	101,719	800,529
M&T Bank Corp.(b)	15,878	718,321
Marshall & Ilsley Corp.	53,202	299,527
Northern Trust Corp.	45,705	2,734,073
PNC Financial Services Group Inc. (The)	87,698	2,568,674
Regions Financial Corp.(b)	143,740	612,332
State Street Corp.	88,517	2,724,553
SunTrust Banks Inc.(b)	73,300	860,542
U.S. Bancorp(b)	359,547	5,252,982
Wells Fargo & Co.	870,045	12,389,441
Zions Bancorporation	23,844	234,387

		48,897,167
BEVERAGES—2.66%
Brown-Forman Corp. Class B(b)	20,323	789,142
Coca-Cola Co. (The)(b)	408,720	17,963,244
Coca-Cola Enterprises Inc.	64,362	848,935
Constellation Brands Inc. Class A(a)	39,063	464,850
Dr Pepper Snapple Group Inc.(a)(b)	52,262	883,750
Molson Coors Brewing Co. Class B	30,341	1,040,089
Pepsi Bottling Group Inc.	27,068	599,286
PepsiCo Inc.	319,530	16,449,404

		39,038,700
BIOTECHNOLOGY—1.57%
Amgen Inc.(a)	213,832	10,588,961
Biogen Idec Inc.(a)(b)	60,861	3,190,334
Celgene Corp.(a)	94,422	4,192,337
Genzyme Corp.(a)	55,436	3,292,344
Life Technologies Corp.(a)	35,755	1,161,322
Millipore Corp.(a)(b)	11,124	638,629

		23,063,927
BUILDING MATERIALS—0.03%
Masco Corp.(b)	74,051	516,876

		516,876
CHEMICALS—1.39%
Air Products and Chemicals Inc.(b)	42,946	2,415,713
CF Industries Holdings Inc.(b)	9,918	705,467
Dow Chemical Co. (The)(b)	188,153	1,586,130
E.I. du Pont de Nemours and Co.	184,912	4,129,085
Eastman Chemical Co.(b)	14,579	390,717
Ecolab Inc.(b)	34,357	1,193,219
International Flavors & Fragrances Inc.(b)	16,256	495,158
PPG Industries Inc.(b)	33,965	1,253,309
Praxair Inc.(b)	63,197	4,252,526
Rohm and Haas Co.(b)	25,569	2,015,860
Sherwin-Williams Co. (The)(b)	20,327	1,056,394
Sigma-Aldrich Corp.(b)	25,420	960,622

		20,454,200
COAL—0.17%
CONSOL Energy Inc.(b)	37,581	948,544
Massey Energy Co.(b)	17,752	179,650

Peabody Energy Corp.	54,859	1,373,669

		2,501,863
COMMERCIAL SERVICES—0.71%
Apollo Group Inc. Class A(a)	22,010	1,724,043
Convergys Corp.(a)	25,380	205,070
Equifax Inc.	26,260	642,057
H&R Block Inc.	69,089	1,256,729
Iron Mountain Inc.(a)	37,358	828,227
McKesson Corp.	56,541	1,981,197
Monster Worldwide Inc.(a)(b)	26,159	213,196
Moody's Corp.(b)	39,532	906,073
R.R. Donnelley & Sons Co.	43,079	315,769
Robert Half International Inc.(b)	32,043	571,327
Western Union Co.	145,557	1,829,652

		10,473,340
COMPUTERS—5.24%
Affiliated Computer Services Inc. Class A(a)	20,255	970,012
Apple Inc.(a)	182,862	19,222,453
Cognizant Technology Solutions Corp. Class A(a)(b)	60,335	1,254,365
Computer Sciences Corp.(a)(b)	31,043	1,143,624
Dell Inc.(a)	354,624	3,361,836
EMC Corp.(a)(b)	418,190	4,767,366
Hewlett-Packard Co.	494,831	15,864,282
International Business Machines Corp.	275,569	26,699,880
Lexmark International Inc. Class A(a)(b)	15,437	260,422
NetApp Inc.(a)(b)	67,846	1,006,835
SanDisk Corp.(a)(b)	47,254	597,763
Sun Microsystems Inc.(a)(b)	150,628	1,102,597
Teradata Corp.(a)	36,343	589,483

		76,840,918
COSMETICS & PERSONAL CARE—2.51%
Avon Products Inc.(b)	86,698	1,667,203
Colgate-Palmolive Co.	103,426	6,100,065
Estee Lauder Companies Inc. (The) Class A(b)	24,028	592,290
Procter & Gamble Co. (The)	603,618	28,424,372

		36,783,930
DISTRIBUTION & WHOLESALE—0.19%
Fastenal Co.(b)	26,319	846,287
Genuine Parts Co.(b)	32,607	973,645
W.W. Grainger Inc.(b)	13,337	935,991

		2,755,923
DIVERSIFIED FINANCIAL SERVICES—4.01%
American Express Co.	239,846	3,269,101
Ameriprise Financial Inc.	45,188	925,902
Capital One Financial Corp.	79,071	967,829
Charles Schwab Corp. (The)(b)	191,748	2,972,094
CIT Group Inc.	75,731	215,833
Citigroup Inc.(b)	1,121,667	2,837,818
CME Group Inc.(b)	13,727	3,382,196
E*TRADE Financial Corp.(a)(b)	113,200	144,896
Federated Investors Inc. Class B	18,116	403,262
Franklin Resources Inc.	30,995	1,669,701
Goldman Sachs Group Inc. (The)	94,774	10,047,939
IntercontinentalExchange Inc.(a)(b)	14,838	1,104,986
Invesco Ltd.	79,536	1,102,369
Janus Capital Group Inc.	33,579	223,300

JPMorgan Chase & Co.	771,682	20,511,308
Legg Mason Inc.	30,055	477,875
Morgan Stanley	220,321	5,016,709
NASDAQ OMX Group Inc. (The)(a)	28,161	551,392
NYSE Euronext Inc.(b)	53,596	959,368
SLM Corp.(a)	95,835	474,383
T. Rowe Price Group Inc.(b)	52,500	1,515,150

		58,773,411
ELECTRIC—3.83%
AES Corp. (The)(a)	136,635	793,849
Allegheny Energy Inc.	34,178	791,904
Ameren Corp.(b)	42,803	992,602
American Electric Power Co. Inc.(b)	82,698	2,088,951
CenterPoint Energy Inc.	69,245	722,225
CMS Energy Corp.(b)	47,382	561,003
Consolidated Edison Inc.(b)	55,889	2,213,763
Constellation Energy Group Inc.(b)	40,351	833,652
Dominion Resources Inc.(b)	119,933	3,716,724
DTE Energy Co.	33,526	928,670
Duke Energy Corp.	262,460	3,758,427
Dynegy Inc. Class A(a)	104,575	147,451
Edison International	66,512	1,916,211
Entergy Corp.	38,798	2,641,756
Exelon Corp.(b)	134,821	6,119,525
FirstEnergy Corp.	62,468	2,411,265
FPL Group Inc.	83,757	4,248,993
Integrys Energy Group Inc.(b)	16,065	418,333
Northeast Utilities(b)	34,883	753,124
Pepco Holdings Inc.	44,898	560,327
PG&E Corp.(b)	74,872	2,861,608
Pinnacle West Capital Corp.(b)	21,158	561,956
PPL Corp.(b)	76,668	2,201,138
Progress Energy Inc.(b)	56,317	2,042,054
Public Service Enterprise Group Inc.	103,710	3,056,334
SCANA Corp.(b)	24,421	754,365
Southern Co.(b)	159,567	4,885,942
TECO Energy Inc.(b)	44,313	494,090
Wisconsin Energy Corp.	24,218	997,055
Xcel Energy Inc.(b)	92,021	1,714,351

		56,187,648
ELECTRICAL COMPONENTS & EQUIPMENT—0.33%
Emerson Electric Co.	157,186	4,492,376
Molex Inc.(b)	28,010	384,857

		4,877,233
ELECTRONICS—0.56%
Agilent Technologies Inc.(a)(b)	71,852	1,104,365
Amphenol Corp. Class A(b)	36,373	1,036,267
FLIR Systems Inc.(a)(b)	30,495	624,538
Jabil Circuit Inc.(b)	44,010	244,696
PerkinElmer Inc.(b)	24,783	316,479
Thermo Fisher Scientific Inc.(a)(b)	86,110	3,071,544
Tyco Electronics Ltd.(b)	93,493	1,032,163
Waters Corp.(a)(b)	20,479	756,699

		8,186,751
ENGINEERING & CONSTRUCTION—0.15%
Fluor Corp.	36,987	1,277,901
Jacobs Engineering Group Inc.(a)(b)	24,860	961,088

		2,238,989
ENTERTAINMENT—0.04%
International Game Technology	59,686	550,305

		550,305
ENVIRONMENTAL CONTROL—0.31%
Republic Services Inc.	65,120	1,116,808
Stericycle Inc.(a)(b)	17,687	844,201
Waste Management Inc.	100,529	2,573,542

		4,534,551
FOOD—2.12%
Campbell Soup Co.	42,259	1,156,206
ConAgra Foods Inc.(b)	91,619	1,545,613
Dean Foods Co.(a)	31,884	576,463
General Mills Inc.	68,472	3,415,383
H.J. Heinz Co.(b)	64,436	2,130,254
Hershey Co. (The)(b)	34,344	1,193,454
Hormel Foods Corp.(b)	14,579	462,300
J.M. Smucker Co. (The)	24,451	911,289
Kellogg Co.	51,625	1,891,024
Kraft Foods Inc. Class A	301,051	6,710,427
Kroger Co. (The)	133,706	2,837,241
McCormick & Co. Inc. NVS	26,935	796,468
Safeway Inc.	87,177	1,760,104
Sara Lee Corp.(b)	145,845	1,178,428
SUPERVALU Inc.(b)	43,040	614,611
Sysco Corp.(b)	122,776	2,799,293
Tyson Foods Inc. Class A(b)	63,044	591,983
Whole Foods Market Inc.(b)	29,502	495,634

		31,066,175
FOREST PRODUCTS & PAPER—0.22%
International Paper Co.	88,382	622,209
MeadWestvaco Corp.(b)	34,856	417,923
Plum Creek Timber Co. Inc.(b)	34,266	996,113
Weyerhaeuser Co.(b)	43,710	1,205,085

		3,241,330
GAS—0.22%
Nicor Inc.(b)	9,098	302,327
NiSource Inc.	57,628	564,754
Sempra Energy	49,926	2,308,578

		3,175,659
HAND & MACHINE TOOLS—0.08%
Black & Decker Corp. (The)(b)	12,384	390,839
Snap-On Inc.(b)	12,087	303,384
Stanley Works (The)(b)	16,479	479,868

		1,174,091
HEALTH CARE - PRODUCTS—4.27%
Baxter International Inc.	127,085	6,509,294
Becton, Dickinson and Co.	49,820	3,349,897
Boston Scientific Corp.(a)(b)	307,449	2,444,220
C.R. Bard Inc.	20,204	1,610,663
Covidien Ltd.	103,193	3,430,135
DENTSPLY International Inc.(b)	30,794	826,819
Intuitive Surgical Inc.(a)(b)	8,049	767,553
Johnson & Johnson	568,555	29,905,993

Medtronic Inc.	229,145	6,752,903
Patterson Companies Inc.(a)(b)	18,873	355,945
St. Jude Medical Inc.(a)	70,530	2,562,355
Stryker Corp.(b)	49,282	1,677,559
Varian Medical Systems Inc.(a)(b)	25,786	784,926
Zimmer Holdings Inc.(a)(b)	45,965	1,677,723

		62,655,985
HEALTH CARE - SERVICES—1.13%
Aetna Inc.	94,490	2,298,942
Coventry Health Care Inc.(a)	30,695	397,193
DaVita Inc.(a)	21,493	944,617
Humana Inc.(a)	34,840	908,627
Laboratory Corp. of America Holdings(a)(b)	22,224	1,299,882
Quest Diagnostics Inc.(b)	32,469	1,541,628
Tenet Healthcare Corp.(a)	84,956	98,549
UnitedHealth Group Inc.	249,269	5,217,200
WellPoint Inc.(a)	100,531	3,817,162

		16,523,800
HOLDING COMPANIES - DIVERSIFIED—0.04%
Leucadia National Corp.(a)(b)	37,012	551,109

		551,109
HOME BUILDERS—0.11%
Centex Corp.(b)	25,426	190,695
D.R. Horton Inc.(b)	57,772	560,388
KB Home(b)	16,233	213,951
Lennar Corp. Class A	28,949	217,407
Pulte Homes Inc.(b)	44,917	490,943

		1,673,384
HOME FURNISHINGS—0.04%
Harman International Industries Inc.(b)	12,074	163,361
Whirlpool Corp.(b)	15,381	455,124

		618,485
HOUSEHOLD PRODUCTS & WARES—0.45%
Avery Dennison Corp.(b)	22,375	499,858
Clorox Co. (The)(b)	28,426	1,463,370
Fortune Brands Inc.(b)	31,248	767,138
Kimberly-Clark Corp.	84,788	3,909,575

		6,639,941
HOUSEWARES—0.03%
Newell Rubbermaid Inc.(b)	58,177	371,169

		371,169
INSURANCE—2.15%
Aflac Inc.	95,521	1,849,287
Allstate Corp. (The)	109,466	2,096,274
American International Group Inc.	554,020	554,020
Aon Corp.	55,935	2,283,267
Assurant Inc.	24,311	529,494
Chubb Corp.	72,891	3,084,747
CIGNA Corp.	55,622	978,391
Cincinnati Financial Corp.(b)	32,753	749,061
Genworth Financial Inc. Class A	90,929	172,765
Hartford Financial Services Group Inc. (The)	65,627	515,172
Lincoln National Corp.(b)	53,224	356,069
Loews Corp.	73,781	1,630,560

Marsh & McLennan Companies Inc.	105,347	2,133,277
MBIA Inc.(a)	40,352	184,812
MetLife Inc.(b)	167,663	3,817,687
Principal Financial Group Inc.(b)	54,460	445,483
Progressive Corp. (The)(a)	137,798	1,852,005
Prudential Financial Inc.	86,684	1,648,730
Torchmark Corp.	18,021	472,691
Travelers Companies Inc. (The)	119,780	4,867,859
Unum Group(b)	67,988	849,850
XL Capital Ltd. Class A	70,528	385,083

		31,456,584
INTERNET—2.31%
Akamai Technologies Inc.(a)(b)	35,386	686,488
Amazon.com Inc.(a)	65,907	4,840,210
eBay Inc.(a)	219,806	2,760,763
Expedia Inc.(a)(b)	43,936	398,939
Google Inc. Class A(a)	49,200	17,124,552
McAfee Inc.(a)(b)	30,931	1,036,189
Symantec Corp.(a)	171,317	2,559,476
VeriSign Inc.(a)(b)	39,843	751,837
Yahoo! Inc.(a)(b)	286,234	3,666,658

		33,825,112
IRON & STEEL—0.24%
AK Steel Holding Corp.	23,542	167,619
Allegheny Technologies Inc.(b)	19,410	425,661
Nucor Corp.(b)	64,335	2,455,667
United States Steel Corp.(b)	24,118	509,613

		3,558,560
LEISURE TIME—0.18%
Carnival Corp.(b)	89,274	1,928,318
Harley-Davidson Inc.(b)	48,724	652,414

		2,580,732
LODGING—0.13%
Marriott International Inc. Class A(b)	59,427	972,226
Starwood Hotels & Resorts Worldwide Inc.(b)	37,215	472,631
Wyndham Worldwide Corp.	37,193	156,211
Wynn Resorts Ltd.(a)(b)	12,786	255,336

		1,856,404
MACHINERY—0.60%
Caterpillar Inc.(b)	123,615	3,456,275
Cummins Inc.	40,741	1,036,858
Deere & Co.(b)	87,503	2,876,224
Flowserve Corp.	11,702	656,716
Manitowoc Co. Inc. (The)(b)	27,353	89,444
Rockwell Automation Inc.(b)	28,643	625,563

		8,741,080
MANUFACTURING—3.18%
Cooper Industries Ltd. Class A	35,743	924,314
Danaher Corp.(b)	52,396	2,840,911
Dover Corp.	37,889	999,512
Eastman Kodak Co.(b)	53,284	202,479
Eaton Corp.(b)	33,705	1,242,366
General Electric Co.(b)	2,168,632	21,924,870
Honeywell International Inc.	150,672	4,197,722
Illinois Tool Works Inc.(b)	80,553	2,485,060

Ingersoll-Rand Co. Ltd. Class A(b)	65,096	898,325
ITT Corp.	36,867	1,418,273
Leggett & Platt Inc.(b)	32,959	428,137
Pall Corp.	23,982	489,952
Parker Hannifin Corp.	33,025	1,122,190
Textron Inc.(b)	51,098	293,303
3M Co.(b)	142,509	7,085,546

		46,552,960
MEDIA—2.21%
CBS Corp. Class B(b)	140,147	538,164
Comcast Corp. Class A	591,961	8,074,348
DIRECTV Group Inc. (The)(a)	105,485	2,404,003
Gannett Co. Inc.(b)	48,072	105,758
McGraw-Hill Companies Inc. (The)	64,450	1,473,972
Meredith Corp.(b)	6,969	115,964
New York Times Co. (The) Class A(b)	24,016	108,552
News Corp. Class A(b)	471,304	3,120,032
Scripps Networks Interactive Inc. Class A(b)	18,872	424,809
Time Warner Cable Inc.	72,365	1,794,650
Time Warner Inc.	245,046	4,729,381
Viacom Inc. Class B(a)(b)	125,001	2,172,517
Walt Disney Co. (The)(b)	380,804	6,915,401
Washington Post Co. (The) Class B(b)	1,264	451,374

		32,428,925
METAL FABRICATE & HARDWARE—0.12%
Precision Castparts Corp.(b)	28,760	1,722,724

		1,722,724
MINING—0.70%
Alcoa Inc.(b)	193,317	1,418,947
Freeport-McMoRan Copper & Gold Inc.(b)	84,269	3,211,492
Newmont Mining Corp.	100,243	4,486,877
Titanium Metals Corp.	18,784	102,748
Vulcan Materials Co.	22,351	989,926

		10,209,990
OFFICE & BUSINESS EQUIPMENT—0.12%
Pitney Bowes Inc.(b)	42,240	986,304
Xerox Corp.(b)	175,551	798,757

		1,785,061
OIL & GAS—10.91%
Anadarko Petroleum Corp.	94,067	3,658,266
Apache Corp.	68,581	4,395,356
Cabot Oil & Gas Corp.	20,684	487,522
Chesapeake Energy Corp.(b)	114,867	1,959,631
Chevron Corp.	412,903	27,763,598
ConocoPhillips	305,494	11,963,145
Devon Energy Corp.	91,061	4,069,516
Diamond Offshore Drilling Inc.(b)	14,037	882,366
ENSCO International Inc.	28,613	755,383
EOG Resources Inc.	51,145	2,800,700
EQT Corp.(b)	27,162	850,985
Exxon Mobil Corp.	1,016,289	69,209,281
Hess Corp.	58,132	3,150,754
Marathon Oil Corp.	144,587	3,801,192
Murphy Oil Corp.(b)	38,863	1,739,897
Nabors Industries Ltd.(a)(b)	59,373	593,136
Noble Energy Inc.(b)	35,400	1,907,352

Occidental Petroleum Corp.	166,399	9,260,104
Pioneer Natural Resources Co.(b)	24,383	401,588
Range Resources Corp.(b)	31,786	1,308,312
Rowan Companies Inc.(b)	23,674	283,378
Southwestern Energy Co.(a)(b)	70,263	2,086,108
Sunoco Inc.	23,728	628,317
Tesoro Corp.	28,979	390,347
Valero Energy Corp.	105,242	1,883,832
XTO Energy Inc.	118,965	3,642,708

		159,872,774
OIL & GAS SERVICES—1.34%
Baker Hughes Inc.	63,004	1,798,764
BJ Services Co.(b)	59,107	588,115
Cameron International Corp.(a)(b)	45,499	997,793
Halliburton Co.(b)	183,149	2,833,315
National Oilwell Varco Inc.(a)	85,519	2,455,251
Schlumberger Ltd.	245,699	9,980,293
Smith International Inc.(b)	44,541	956,741

		19,610,272
PACKAGING & CONTAINERS—0.18%
Ball Corp.	19,117	829,678
Bemis Co. Inc.(b)	20,963	439,594
Owens-Illinois Inc.(a)(b)	34,705	501,140
Pactiv Corp.(a)(b)	27,499	401,210
Sealed Air Corp.(b)	32,383	446,885

		2,618,507
PHARMACEUTICALS—7.36%
Abbott Laboratories	317,946	15,166,024
Allergan Inc.(b)	63,016	3,009,644
AmerisourceBergen Corp.	32,014	1,045,577
Bristol-Myers Squibb Co.	405,658	8,892,023
Cardinal Health Inc.	73,639	2,318,156
Cephalon Inc.(a)(b)	14,080	958,848
Eli Lilly and Co.	207,414	6,929,702
Express Scripts Inc.(a)(b)	50,710	2,341,281
Forest Laboratories Inc.(a)	61,703	1,354,998
Gilead Sciences Inc.(a)(b)	188,507	8,731,644
Hospira Inc.(a)	32,334	997,827
King Pharmaceuticals Inc.(a)(b)	51,510	364,176
Medco Health Solutions Inc.(a)(b)	102,055	4,218,954
Merck & Co. Inc.	433,233	11,588,983
Mylan Inc.(a)(b)	61,932	830,508
Pfizer Inc.	1,385,085	18,864,858
Schering-Plough Corp.(b)	334,192	7,870,222
Watson Pharmaceuticals Inc.(a)(b)	21,022	653,994
Wyeth	273,432	11,768,513

		107,905,932
PIPELINES—0.35%
El Paso Corp.(b)	144,094	900,588
Questar Corp.	35,495	1,044,618
Spectra Energy Corp.(b)	131,402	1,858,024
Williams Companies Inc. (The)	118,537	1,348,951

		5,152,181
REAL ESTATE—0.01%
CB Richard Ellis Group Inc. Class A(a)	46,010	185,420

		185,420

REAL ESTATE INVESTMENT TRUSTS—0.70%
Apartment Investment and Management Co. Class A	24,729	135,515
AvalonBay Communities Inc.(b)	16,301	767,125
Boston Properties Inc.(b)	24,442	856,203
Equity Residential(b)	55,502	1,018,462
HCP Inc.(b)	52,150	930,878
Health Care REIT Inc.(b)	22,436	686,317
Host Hotels & Resorts Inc.	109,972	431,090
Kimco Realty Corp.(b)	47,059	358,590
ProLogis(b)	53,918	350,467
Public Storage	25,452	1,406,223
Simon Property Group Inc.(b)	48,355	1,675,017
Ventas Inc.(b)	29,799	673,755
Vornado Realty Trust(b)	28,857	959,207

		10,248,849
RETAIL—6.83%
Abercrombie & Fitch Co. Class A(b)	18,268	434,778
AutoNation Inc.(a)	23,372	324,403
AutoZone Inc.(a)(b)	7,766	1,262,907
Bed Bath & Beyond Inc.(a)(b)	52,757	1,305,736
Best Buy Co. Inc.	69,097	2,622,922
Big Lots Inc.(a)(b)	17,175	356,897
Costco Wholesale Corp.(b)	89,022	4,123,499
CVS Caremark Corp.(b)	298,654	8,209,998
Darden Restaurants Inc.(b)	28,429	973,978
Family Dollar Stores Inc.(b)	28,451	949,410
GameStop Corp. Class A(a)(b)	33,806	947,244
Gap Inc. (The)	94,715	1,230,348
Home Depot Inc.	347,430	8,185,451
J.C. Penney Co. Inc.(b)	44,971	902,568
Kohl’s Corp.(a)(b)	62,417	2,641,487
Limited Brands Inc.(b)	54,571	474,768
Lowe’s Companies Inc.(b)	300,346	5,481,315
Macy’s Inc.(b)	84,900	755,610
McDonald’s Corp.	228,390	12,463,242
Nordstrom Inc.(b)	32,788	549,199
Office Depot Inc.(a)	56,955	74,611
O’Reilly Automotive Inc.(a)	27,733	970,932
RadioShack Corp.(b)	24,694	211,628
Sears Holdings Corp.(a)(b)	11,101	507,427
Staples Inc.(b)	146,189	2,647,483
Starbucks Corp.(a)(b)	150,723	1,674,533
Target Corp.(b)	154,259	5,304,967
Tiffany & Co.(b)	25,563	551,138
TJX Companies Inc. (The)(b)	85,318	2,187,554
Walgreen Co.(b)	202,846	5,265,882
Wal-Mart Stores Inc.	459,151	23,921,767
Yum! Brands Inc.(b)	94,775	2,604,417

		100,118,099
SAVINGS & LOANS—0.17%
Hudson City Bancorp Inc.	106,648	1,246,715
People's United Financial Inc.	71,848	1,291,109

		2,537,824
SEMICONDUCTORS—2.49%
Advanced Micro Devices Inc.(a)(b)	114,752	349,994
Altera Corp.(b)	60,918	1,069,111
Analog Devices Inc.(b)	59,646	1,149,378

Applied Materials Inc.(b)	274,935	2,955,551
Broadcom Corp. Class A(a)(b)	83,849	1,675,303
Intel Corp.	1,142,029	17,187,536
KLA-Tencor Corp.(b)	33,865	677,300
Linear Technology Corp.	45,408	1,043,476
LSI Corp.(a)	133,993	407,339
MEMC Electronic Materials Inc.(a)(b)	46,719	770,396
Microchip Technology Inc.(b)	37,816	801,321
Micron Technology Inc.(a)(b)	159,943	649,369
National Semiconductor Corp.(b)	40,401	414,918
Novellus Systems Inc.(a)(b)	19,918	331,236
NVIDIA Corp.(a)(b)	110,061	1,085,201
QLogic Corp.(a)(b)	24,851	276,343
Teradyne Inc.(a)	35,964	157,522
Texas Instruments Inc.	265,663	4,386,096
Xilinx Inc.(b)	55,940	1,071,810

		36,459,200
SOFTWARE — 4.48%
Adobe Systems Inc.(a)	108,401	2,318,697
Autodesk Inc.(a)	47,035	790,658
Automatic Data Processing Inc.(b)	104,075	3,659,277
BMC Software Inc.(a)(b)	38,271	1,262,943
CA Inc.(b)	80,018	1,409,117
Citrix Systems Inc.(a)(b)	37,409	846,940
Compuware Corp.(a)(b)	51,332	338,278
Dun & Bradstreet Corp. (The)	11,166	859,782
Electronic Arts Inc.(a)(b)	66,073	1,201,868
Fidelity National Information Services Inc.	38,389	698,680
Fiserv Inc.(a)(b)	32,820	1,196,617
IMS Health Inc.	38,122	475,381
Intuit Inc.(a)(b)	65,335	1,764,045
MasterCard Inc. Class A(b)	14,825	2,482,891
Microsoft Corp.	1,570,236	28,845,235
Novell Inc.(a)	74,108	315,700
Oracle Corp.(a)	792,402	14,318,704
Paychex Inc.(b)	65,259	1,675,199
Salesforce.com Inc.(a)(b)	21,862	715,543
Total System Services Inc.	39,638	547,401

		65,722,956
TELECOMMUNICATIONS — 6.76%
American Tower Corp. Class A(a)	81,291	2,473,685
AT&T Inc.	1,210,378	30,501,526
CenturyTel Inc.(b)	20,227	568,783
Ciena Corp.(a)(b)	19,409	151,002
Cisco Systems Inc.(a)	1,199,805	20,120,730
Corning Inc.	318,513	4,226,668
Embarq Corp.	28,811	1,090,496
Frontier Communications Corp.	65,299	468,847
Harris Corp.	27,471	795,011
JDS Uniphase Corp.(a)(b)	43,679	141,957
Juniper Networks Inc.(a)(b)	108,191	1,629,356
Motorola Inc.(b)	462,236	1,955,258
QUALCOMM Inc.(b)	339,235	13,199,634
Qwest Communications International Inc.(b)	299,089	1,022,884
Sprint Nextel Corp.(a)(b)	583,973	2,084,784
Tellabs Inc.(a)	81,837	374,813
Verizon Communications Inc.	583,257	17,614,361
Windstream Corp.	91,100	734,266

		99,154,061

TEXTILES — 0.05%
Cintas Corp.(b)	27,457	678,737

		678,737
TOYS, GAMES & HOBBIES — 0.10%
Hasbro Inc.	24,903	624,318
Mattel Inc.	74,291	856,575

		1,480,893
TRANSPORTATION — 1.94%
Burlington Northern Santa Fe Corp.(b)	57,523	3,460,008
C.H. Robinson Worldwide Inc.(b)	34,609	1,578,516
CSX Corp.	81,832	2,115,357
Expeditors International Washington Inc.(b)	43,037	1,217,517
FedEx Corp.	63,781	2,837,617
Norfolk Southern Corp.	75,878	2,560,883
Ryder System Inc.(b)	11,550	326,981
Union Pacific Corp.	103,778	4,266,314
United Parcel Service Inc. Class B(b)	204,469	10,063,964

		28,427,157

TOTAL COMMON STOCKS
(Cost: $2,047,908,746)		1,423,213,772

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS — 22.00%

MONEY MARKET FUNDS — 21.55%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(c)(d)(e)	276,965,723	276,965,723
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(c)(d)(e)	38,950,607	38,950,607

		315,916,330
U.S. TREASURY OBLIGATIONS — 0.45%
U.S. Treasury Bills
1.83%, 04/02/09(f)(g)	$600,000	599,999
0.41%, 04/09/09(f)(g)	100,000	99,998
0.23%, 04/16/09(f)(g)	600,000	599,969
0.14%, 06/18/09(f)(g)	900,000	899,688
0.17%, 06/25/09(f)(g)	4,400,000	4,398,337

		6,597,991

TOTAL SHORT-TERM INVESTMENTS
(Cost: $322,513,847)		322,514,321

TOTAL INVESTMENTS IN SECURITIES — 119.08%
(Cost: $2,370,422,593)		1,745,728,093
Other Assets, Less Liabilities — (19.08)%		(279,769,156)

NET ASSETS — 100.00%		$1,465,958,937

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of futures contracts. See Note 1.

As of March 31, 2009, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (June 2009)	1,058	$42,044,920	$1,940,617

		$42,044,920	$1,940,617

See accompanying notes to schedules of investments.

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited)

March 31, 2009

Security	Face Amount	Value
REPURCHASE AGREEMENTS—100.00%
Banc of America Securities LLC Tri-Party 0.09%, dated 3/31/09, due 4/1/09, maturity value $500,001,250 (collateralized by U.S. government obligations, value $510,000,021).	$500,000,000	$500,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.13%, dated 3/31/09, due 4/1/09, maturity value $500,001,806 (collateralized by U.S. government obligations, value $510,000,019).	500,000,000	500,000,000
Credit Suisse First Boston Tri-Party 0.15%, dated 3/31/09, due 4/1/09, maturity value $300,001,250 (collateralized by U.S. government obligations, value $306,003,984).	300,000,000	300,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.02%, dated 3/31/09, due 4/1/09, maturity value $396,188,220 (collateralized by U.S. government obligations, value $404,111,841).	396,188,000	396,188,000
J.P. Morgan Securities Inc. Tri-Party 0.17%, dated 3/31/09, due 4/1/09, maturity value $400,001,889 (collateralized by U.S. government obligations, value $408,004,733).	400,000,000	400,000,000
Morgan Stanley Tri-Party 0.05%, dated 3/31/09, due 4/1/09, maturity value $100,000,139 (collateralized by U.S. government obligations, value $102,442,848).	100,000,000	100,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $2,196,188,000)		2,196,188,000

TOTAL INVESTMENTS IN SECURITIES—100.00%
(Cost: $2,196,188,000)		2,196,188,000
Other Assets, Less Liabilities—0.00%		(99,668)

NET ASSETS—100.00%		$2,196,088,332

See accompanying notes to schedules of investments.

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of March 31, 2009, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

1. PORTFOLIO SECURITIES

SECURITY VALUATION

The securities and other assets of each Master Portfolio are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”). The Master Portfolios are subject to the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Master Portfolios. The Master Portfolios consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolios’ perceived risk of that instrument.

The Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (collectively, the “Money Market Master Portfolios”) use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

The following tables summarize the inputs used in valuing the Master Portfolios’ investments as of March 31, 2009:

	Investments in Securities
Master Portfolio	Level 1	Level 2	Level 3	Total
Active Stock	$1,345,331,966	$—	$—	$1,345,331,966
Bond Index	67,911,134	100,333,980	—	168,245,114
CoreAlpha Bond	151,033,276	1,062,103,943	14,385,746	1,227,522,965
Government Money Market	—	543,681,000	—	543,681,000

LifePath Retirement	75,679,488	168,995,560	—	244,675,048
LifePath 2010	211,343,288	446,599,406	—	657,942,694
LifePath 2020	458,063,384	717,710,133	—	1,175,773,517
LifePath 2030	417,217,377	508,800,717	—	926,018,094
LifePath 2040	375,884,357	360,241,574	—	736,125,931
LifePath 2050	5,777,758	4,269,946	—	10,047,704
Money Market	—	23,096,925,930	—	23,096,925,930
Prime Money Market	—	16,585,648,573	—	16,585,648,573
S&P 500 Index	1,745,728,093	—	—	1,745,728,093
Treasury Money Market	—	2,196,188,000	—	2,196,188,000

	Other Financial Instruments (a)
Master Portfolio	Level 1	Level 2	Level 3	Total
Active Stock	$1,072,090	$—	$—	$1,072,090
CoreAlpha Bond	1,461,100	7,360,724	—	8,821,824
S&P 500 Index	1,940,617	—	—	1,940,617

(a)	Other financial instruments include futures and swap contracts, which are valued at the unrealized appreciation (depreciation) on the financial instrument.

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value of the CoreAlpha Bond Master Portfolio for the quarter ended March 31, 2009:

Balance at Beginning of Period	(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
$26,974,252	$—	$(2,840,475)	$3,319,774	$(13,067,805)	$14,385,746	$(3,056,788)

FUTURES CONTRACTS

The Active Stock, Bond Index, CoreAlpha Bond and S&P 500 Index Master Portfolios may enter into futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually transacting in the commodities or financial instruments. A futures contract is an agreement between two parties to buy and sell a particular commodity or financial instrument at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of March 31, 2009, the Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills and U.S. Treasury Bonds and Notes with face amounts of $3,950,000, $2,655,000 and $6,600,000, respectively, for initial margin requirements on outstanding futures contracts.

WHEN ISSUED/TBA TRANSACTIONS

The Bond Index and CoreAlpha Bond Master Portfolios may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. Each Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Master Portfolio as a purchase transaction and a sale transaction in which the Master Portfolio realizes a gain or loss. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover and higher transaction costs. The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

REPURCHASE AGREEMENTS

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SWAP TRANSACTIONS

The CoreAlpha Bond Master Portfolio may enter into swaps, including, but not limited to, interest-rate, index and credit default swaps as well as structured credit instruments, including but not limited to ABX (an index of asset-backed securities), CMBX (an index of commercial mortgage-backed securities), and CDX (an index of credit default securities) indexes, which are comprised of credit default swaps. Swap transactions generally do not involve the delivery of securities or other underlying assets or principal. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction(s), it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction(s). In the event the other party to the swap transaction(s) were to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with conventional securities transactions. The Master Portfolio segregates liquid assets in connection with transactions in swaps.

Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments or fixed-rate payments). Index swaps (sometimes referred to as total return swaps) involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. In each case, the exchange of commitments can involve payments to be made in the same currency or in different currencies. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Details of interest-rate swaps, if any, held by the Master Portfolio as of March 31, 2009 are included in its Schedule of Investments.

A credit default swap is a contract between two parties which transfers the credit risk of an entity (the “reference entity”) for a defined period whereby if there is a Credit Event then the seller of protection pays a predetermined amount to the buyer of protection. A “Credit Event” is commonly defined as the reference entity’s (a) failing to pay principal or interest on time, (b) restructuring its debt, (c) accelerating its debt, or (d) entering bankruptcy. The buyer of credit protection pays a premium to the seller of credit protection until the earlier of a Credit Event or the scheduled termination date of the credit default swap. Credit default swaps can be used to implement Barclays Global Fund Advisors’ (“BGFA”) view that a particular credit, or group of credits, will experience credit improvement. In the case of expected credit improvement, the Master Portfolio may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of the Master Portfolio to make payments upon the occurrence of a Credit Event creates leveraged exposure to the credit risk of the referenced entity. The Master Portfolio may also buy credit default protection with respect to a reference entity if, in the judgment of BGFA, there is a high likelihood of credit deterioration. In such instance, the Master Portfolio will pay a premium regardless of whether there is a Credit Event. The credit default swap market in high yield securities is comparatively new and rapidly evolving compared to the credit default swap market for more seasoned and liquid investment grade securities creating the risk that the newer markets will be less liquid and it may be difficult to exit or enter into a particular transaction. In the event of counterparty default, the Master Portfolio would have rights solely against the counterparty and will have no recourse against the reference entity as a result of the counterparty default. Details of credit default swaps held by the Master Portfolio as of March 31, 2009 are included in its Schedule of Investments.

In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated obligation that is being hedged, in the event the reference entity experiences a Credit Event. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the transaction.

Alternatively, if the transaction were to be physically settled, the counterparty, as seller of protection, would agree that if a specified Credit Event occurs, it would take delivery of an obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for the loss in market value of the designated obligation if the reference entity suffered a Credit Event and the credit default swap were to be cash settled. In the event that the transaction were to be physically settled on the occurrence of a specified Credit Event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an obligation specified at the time of the occurrence of the relevant Credit Event and would pay to the counterparty an amount equal to the notional amount of the transaction.

In an attempt to increase the liquidity of credit default swaps, numerous credit default swaps may also be aggregated into structured credit instruments based on indexes such as the ABX (an index of asset-backed securities), CMBX (an index of commercial mortgage-backed securities), and CDX (an index of credit default securities) indexes. In addition to the risks generally associated with credit default swaps, these structured credit instruments carry additional risks including, but not limited to: (i) concentrated portfolios with heightened exposure to movements in a particular segment of the market; (ii) significant leverage that could magnify the affect of adverse events; (iii) distributions from the collateral may not be adequate to make interest or other payments; (iv) the quality of the collateral may decline in value or default; (v) structured credit instruments may be organized into tranches, with subordinate tranches facing increased exposure to adverse events; (vi) the market for structured credit instruments may become illiquid; and (vii) structured credit instruments may give rise to disputes with the issuer or unexpected investment results.

The Master Portfolio may also write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if it decides to let the swaption expire unexercised. When the Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. As of March 31, 2009, the Master Portfolio did not hold any swaptions.

The following table summarizes the open credit default swap agreements in which the CoreAlpha Bond Master Portfolio sold credit default protection as of March 31, 2009:

Counterparty	Security Deliverable on Default	Currency	Expiration Date	Receive Fixed Rate	Notional Amount	Maximum Potential Amount of Future Payments by the Master Portfolio Under the Contract	Fair Value (a)
Deutsche Bank AG	General Electric
	Capital Corp.	USD	12/20/13	3.25%	$4,000,000	$4,000,000	$(577,238)
JPMorgan Chase Bank N.A.	SLM Corp.	USD	12/20/13	5.00%	900,000	900,000	(299,733)

						$4,900,000	$(876,971)

(a)	Valued at the unrealized appreciation (depreciation) of the credit default swaps.

The Master Portfolio entered into the above two credit default swaps to simulate long bond positions that are unavailable in the bond market. These are bilateral contracts between the counterparty and the Master Portfolio; as a result, there were no recourse provisions that would enable the Master Portfolio to recover from third parties any of the amounts paid under these credit default swaps.

SHORT SALES

The Active Stock and CoreAlpha Bond Master Portfolios may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. The amount at risk for short sales may exceed the amount reflected in the financial statements. Details of the short positions held by the Master Portfolios as of March 31, 2009, if any, are included in the Schedules of Investments.

FEDERAL INCOME TAXES

As of March 31, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Master Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active Stock	$1,757,553,258	$—	$(412,221,292)	$(412,221,292)
Bond Index	166,593,705	6,024,387	(4,372,978)	1,651,409
CoreAlpha Bond	1,264,880,098	20,613,066	(57,970,199)	(37,357,133)
LifePath Retirement (a)	94,411,591	350,647	(19,082,750)	(18,732,103)
LifePath 2010 (a)	267,174,087	1,379,547	(57,210,346)	(55,830,799)
LifePath 2020 (a)	625,709,887	2,453,507	(170,100,010)	(167,646,503)
LifePath 2030 (a)	585,340,805	1,899,684	(170,023,112)	(168,123,428)
LifePath 2040 (a)	536,203,435	—	(160,319,078)	(160,319,078)
LifePath 2050 (a)	6,698,685	—	(920,927)	(920,927)
S&P 500 Index	2,426,390,594	175,089,143	(855,751,644)	(680,662,501)

(a)	Tax cost information does not include investments in the underlying Master Portfolios.

As of March 31, 2009, the Money Market Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial statement purposes.

2. TRANSACTIONS WITH AFFILIATES

The Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which Barclays Global Investors, N.A. is an affiliate, to obtain exposure to the bond and stock markets while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

Each Master Portfolio may invest in certain money market funds managed by BGFA, the Master Portfolios’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

The following table provides information about the direct investment by each Master Portfolio (exclusive of short-term investments) in issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the quarter ended March 31, 2009.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Loss
LifePath Retirement
iShares Barclays TIPS Bond Fund	229	2	18	213	$21,879,071	$—	$(134,047)
iShares Cohen & Steers Realty Majors Index Fund	41	4	3	42	1,172,305	23,505	(110,656)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	120	11	5	126	2,329,676	27,541	(105,434)
iShares MSCI Canada Index Fund	108	4	6	106	1,745,023	—	(98,868)
iShares MSCI EAFE Index Fund	444	53	58	439	16,494,154	—	(2,097,594)
iShares MSCI EAFE Small Cap Index Fund	91	—	9	82	1,843,437	—	(187,009)
iShares MSCI Emerging Markets Index Fund	210	15	30	195	4,826,612	—	(748,660)
iShares S&P MidCap 400 Index Fund	224	18	15	227	11,021,657	46,468	(503,595)
iShares S&P SmallCap 600 Index Fund	134	21	9	146	5,321,446	19,138	(292,552)

					$66,633,381	$116,652	$(4,278,415)

LifePath 2010
iShares Barclays TIPS Bond Fund	613	4	64	553	$56,833,594	$—	$(397,599)
iShares Cohen & Steers Realty Majors Index Fund	136	—	—	136	3,766,366	75,515	—
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	401	56	28	429	7,954,036	95,882	(527,225)
iShares MSCI Canada Index Fund	334	—	31	303	4,993,355	—	(494,404)
iShares MSCI EAFE Index Fund	1,364	109	233	1,240	46,604,834	—	(8,470,335)
iShares MSCI EAFE Small Cap Index Fund	267	—	23	244	5,521,044	—	(467,544)
iShares MSCI Emerging Markets Index Fund	626	48	111	563	13,973,017	—	(2,769,663)
iShares S&P MidCap 400 Index Fund	634	39	47	626	30,476,695	130,336	(1,756,600)
iShares S&P SmallCap 600 Index Fund	391	39	29	401	14,635,920	53,226	(881,632)

					$184,758,861	$354,959	$(15,765,002)

LifePath 2020
iShares Barclays TIPS Bond Fund	651	14	63	602	$61,868,755	$—	$(567,385)
iShares Cohen & Steers Realty Majors Index Fund	468	175	—	643	17,841,407	315,613	—
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,437	607	—	2,044	37,918,074	356,478	—
iShares MSCI Canada Index Fund	864	6	60	810	13,331,069	—	(988,824)
iShares MSCI EAFE Index Fund	3,578	259	530	3,307	124,325,429	—	(18,317,668)
iShares MSCI EAFE Small Cap Index Fund	699	—	44	655	14,792,401	—	(935,089)
iShares MSCI Emerging Markets Index Fund	1,637	86	209	1,514	37,551,597	—	(5,209,151)
iShares S&P MidCap 400 Index Fund	1,417	24	79	1,362	66,266,651	280,152	(2,851,252)
iShares S&P SmallCap 600 Index Fund	796	106	27	875	31,937,690	112,172	(883,846)

					$405,833,073	$1,064,415	$(29,753,215)

LifePath 2030
iShares Barclays TIPS Bond Fund	288	15	34	269	$27,594,232	$—	$(349,446)
iShares Cohen & Steers Realty Majors Index Fund	481	315	—	796	22,108,564	332,651	—

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,475	871	—	2,346	43,525,701	374,554	—
iShares MSCI Canada Index Fund	794	49	60	783	12,882,518	—	(988,824)
iShares MSCI EAFE Index Fund	3,371	253	462	3,162	118,854,017	—	(17,889,794)
iShares MSCI EAFE Small Cap Index Fund	643	41	90	594	13,434,841	—	(1,870,199)
iShares MSCI Emerging Markets Index Fund	1,529	87	200	1,416	35,131,977	—	(4,989,332)
iShares S&P MidCap 400 Index Fund	1,228	43	104	1,167	56,776,642	247,485	(3,710,421)
iShares S&P SmallCap 600 Index Fund	726	75	41	760	27,736,815	97,860	(1,167,330)

					$358,045,307	$1,052,550	$(30,965,346)

LifePath 2040
iShares Barclays TIPS Bond Fund	81	9	12	78	$8,019,946	$—	$(121,533)
iShares Cohen & Steers Realty Majors Index Fund	448	311	—	759	21,067,258	307,859	—
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,327	915	—	2,242	41,590,380	352,645	—
iShares MSCI Canada Index Fund	698	63	60	701	11,537,851	—	(988,824)
iShares MSCI EAFE Index Fund	2,964	227	376	2,815	105,803,220	—	(14,804,471)
iShares MSCI EAFE Small Cap Index Fund	563	13	45	531	12,003,402	—	(935,089)
iShares MSCI Emerging Markets Index Fund	1,332	88	160	1,260	31,260,997	—	(3,991,470)
iShares S&P MidCap 400 Index Fund	1,014	40	78	976	47,459,486	206,840	(2,510,801)
iShares S&P SmallCap 600 Index Fund	602	68	40	630	22,985,343	83,353	(1,284,389)

					$301,727,883	$950,697	$(24,636,577)

LifePath 2050
iShares Cohen & Steers Realty Majors Index Fund	3	7	—	10	$282,847	$3,173	$—
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	9	22	—	31	568,001	3,684	(2,364)
iShares MSCI Canada Index Fund	8	3	1	10	172,517	—	(19,009)
iShares MSCI EAFE Index Fund	33	19	7	45	1,684,408	—	(203,500)
iShares MSCI EAFE Small Cap Index Fund	6	3	1	8	187,580	—	(17,012)
iShares MSCI Emerging Markets Index Fund	15	9	3	21	521,506	—	(58,145)
iShares S&P MidCap 400 Index Fund	14	7	1	20	960,643	4,102	(22,748)
iShares S&P SmallCap 600 Index Fund	8	6	1	13	459,810	1,667	(31,260)

					$4,837,312	$12,626	$(354,039)

3. SECURITIES LENDING

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Master Portfolio or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of March 31, 2009, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA.

4. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

Effective January 1, 2009, the Master Portfolios adopted FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), “Disclosures about Derivative Instruments and Hedging Activities.” This standard requires enhanced disclosures for derivative instruments and hedging activities, including how and why the Master Portfolios use derivative instruments, how derivative instruments are accounted for under FASB Statement No. 133 and how derivative instruments affect the Master Portfolios’ financial position, performance and cash flows. MIP is currently evaluating the impact the adoption of FAS 161 will have on the Master Portfolios’ financial statement disclosures.

Item 2. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Investment Portfolio

By:	/s/ H. Michael Williams
H. Michael Williams, President (Principal Executive Officer)
Date: May 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ H. Michael Williams
H. Michael Williams, President (Principal Executive Officer)
Date: May 21, 2009

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: May 21, 2009